UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED

MANAGEMENT INVESTMENT COMPANY

Investment Company Act File Number:	811-22758

Registrant Name:	PIMCO Dynamic Credit and Mortgage Income Fund

Address of Principal Executive Offices:	1633 Broadway New York, NY 10019

Name and Address of Agent for Service:	William G. Galipeau 650 Newport Center Drive Newport Beach, CA 92660

Registrant’s telephone number, including area code:	(844) 337-4626

Date of Fiscal Year End:	June 30

Date of Reporting Period:	September 30, 2017

Item 1. Schedule of Investments

Consolidated Schedule of Investments

PIMCO Dynamic Credit and Mortgage Income Fund

September 30, 2017 (Unaudited)

	PRINCIPAL AMOUNT (000S)		MARKET VALUE (000S)
INVESTMENTS IN SECURITIES 178.0%
LOAN PARTICIPATIONS AND ASSIGNMENTS 3.7%
Air Medical Group Holdings, Inc.
TBD% due 09/07/2024		$600	$599
Albany Molecular Research, Inc.
4.583% (LIBOR03M + 3.250%) due 08/30/2024		150	151
Ancestry.com Operations, Inc.
9.490% (LIBOR03M + 8.250%) due 10/19/2024		6,390	6,433
Avantor Performance Materials Holdings LLC
TBD% due 06/30/2018		47,000	46,882
Avantor, Inc.
TBD% due 09/07/2024		900	903
Beacon Roofing Supply, Inc.
TBD% due 08/24/2024		1,500	1,500
BMC Software Finance, Inc.
5.235% (LIBOR03M + 4.000%) due 09/10/2022		5,368	5,404
CenturyLink, Inc.
2.750% due 01/31/2025		3,000	2,913
Clover Merger Sub, Inc.
1.000% due 08/11/2024		72	72
Diaverum Holding SARL
3.250% due 05/31/2024 ♦	EUR	1,100	1,298
Forbes Energy Services LLC
5.000% due 04/13/2021 +(d)		$1,877	1,939
Golden Entertainment, Inc.
TBD% due 08/15/2024 +		400	399
iHeartCommunications, Inc.
8.083% (LIBOR03M + 6.750%) due 01/30/2019		36,475	28,232
Klockner-Pentaplast of America, Inc.
4.750% due 06/30/2022 ♦	EUR	350	409
McAfee LLC
TBD% due 09/21/2024		$600	603
MH Sub LLC
TBD% due 08/15/2025		200	200
4.820% (LIBOR03M + 3.500%) due 09/13/2024		610	608
Moran Foods LLC
7.235% (LIBOR03M + 6.000%) due 12/05/2023		11,329	10,380
Multi Color Corp.
TBD% due 09/20/2024		87	87
Nature’s Bounty Co.
TBD% due 09/26/2024		28	28
Nidda Healthcare Holding AG
TBD% due 09/19/2024	EUR	500	594
Ocean Rig UDW, Inc.
8.250% (PRIME + 4.000%) due 09/20/2024		$3,317	3,375
OGX
TBD% due 04/10/2049 ^+(e)		2,107	297
Parexel International Corp.
TBD% due 08/07/2024		310	313
Petroleo Global Trading
3.597% (LIBOR03M + 2.140%) due 02/19/2020 +		1,100	1,081
Sequa Mezzanine Holdings LLC
6.814% (LIBOR03M + 5.500%) due 11/28/2021		1,147	1,159
10.314% (LIBOR03M + 9.000%) due 04/28/2022		2,580	2,637
Traverse Midstream Partners LLC
TBD% due 09/27/2024		360	365
Tronox Blocked Borrower LLC
TBD% due 09/22/2024		91	91
Tronox Finance LLC
TBD% due 09/22/2024		209	210
VFH Parent LLC
5.061% (LIBOR03M + 3.750%) due 12/30/2021		14	14

Total Loan Participations and Assignments (Cost $126,595)			119,176

CORPORATE BONDS & NOTES 33.1%
BANKING & FINANCE 11.4%
AGFC Capital Trust
3.054% (US0003M + 1.750%) due 01/15/2067 ~(n)		20,300	11,875
Ardonagh Midco PLC
8.375% due 07/15/2023 (n)	GBP	2,000	2,787
8.375% due 07/15/2023		7,100	9,895
Aviation Loan Trust
3.430% (US0003M + 2.110%) due 12/15/2022 ~		$1,762	1,754
Banco Espirito Santo S.A.
4.000% due 01/21/2019 ^(e)	EUR	15,000	5,518

Banistmo S.A.
3.650% due 09/19/2022 (n)		$500	502
Barclays PLC
6.500% (EUSA5 + 5.875%) due 09/15/2019 ~(j)	EUR	100	124
7.250% (BPSW5 + 6.462%) due 03/15/2023 ~(j)(n)	GBP	47,451	68,561
7.875% (BPSW5 + 6.099%) due 09/15/2022 ~(j)(n)		3,400	4,995
Brookfield Finance, Inc.
4.700% due 09/20/2047 (n)		$650	657
CBL & Associates LP
5.950% due 12/15/2026 (n)		520	527
Credit Agricole S.A.
7.500% (BPSW5 + 4.535%) due 06/23/2026 ~(j)(n)	GBP	10,900	16,735
Emerald Bay S.A.
5.000% due 10/15/2020 +~	EUR	23	23
5.000% due 10/31/2020 +~		121	122
5.000% due 06/23/2022 +~		1,430	1,439
Equinix, Inc.
2.875% due 10/01/2025		270	321
Exeter Finance Corp.
9.750% due 05/20/2019 +		$21,900	21,369
Fortress Transportation & Infrastructure Investors LLC
6.750% due 03/15/2022 (n)		1,200	1,254
Goodman U.S. Finance Three LLC
3.700% due 03/15/2028		854	853
Howard Hughes Corp.
5.375% due 03/15/2025		384	393
Hudson Pacific Properties LP
3.950% due 11/01/2027 (c)		176	176
iStar, Inc.
4.625% due 09/15/2020		71	73
5.250% due 09/15/2022		255	259
Jefferies Finance LLC
6.875% due 04/15/2022 (n)		1,200	1,212
7.250% due 08/15/2024		400	402
7.375% due 04/01/2020 (n)		900	932
7.500% due 04/15/2021 (n)		16,104	16,748
Jefferies LoanCore LLC
6.875% due 06/01/2020 (n)		7,600	7,894
Legg Mason PT
7.130% due 01/10/2021 +		10,658	10,832
Lloyds Banking Group PLC
7.875% (BPSW5 + 4.830%) due 06/27/2029 ~(j)(n)	GBP	23,106	37,154
Mercury Bondco PLC (8.250% Cash or 9.000% PIK)
8.250% due 05/30/2021 (d)	EUR	2,035	2,539
MGM Growth Properties Operating Partnership LP
4.500% due 01/15/2028		$204	206
Nationwide Building Society
10.250% ~(j)	GBP	96	20,159
Navient Corp.
5.875% due 03/25/2021		$132	139
6.500% due 06/15/2022 (n)		3,986	4,233
7.250% due 01/25/2022 (n)		3,400	3,731
8.000% due 03/25/2020 (n)		9,500	10,497
OneMain Financial Holdings LLC
6.750% due 12/15/2019 (n)		7,532	7,833
Oppenheimer Holdings, Inc.
6.750% due 07/01/2022		236	240
Pinnacol Assurance
8.625% due 06/25/2034 +(l)		23,200	24,886
Provident Funding Associates LP
6.375% due 06/15/2025		162	171
Rio Oil Finance Trust
9.250% due 07/06/2024 (n)		15,760	16,459
Royal Bank of Scotland Group PLC
7.500% (USSW5 + 5.800%) due 08/10/2020 ~(j)(n)		13,143	13,797
8.000% (USSW5 + 5.720%) due 08/10/2025 ~(j)(n)		6,627	7,356
8.625% (USSW5 + 7.598%) due 08/15/2021 ~(j)(n)		4,500	5,001
Santander UK Group Holdings PLC
6.750% (BPSW5 + 5.792%) due 06/24/2024 ~(j)(n)	GBP	5,560	8,130
7.375% (BPSW5 + 5.543%) due 06/24/2022 ~(j)		500	729
SBA Communications Corp.
4.000% due 10/01/2022 (c)		$336	338
Springleaf Finance Corp.
7.750% due 10/01/2021 (n)		3,650	4,129
8.250% due 12/15/2020 (n)		4,090	4,632
Stearns Holdings LLC
9.375% due 08/15/2020 (n)		855	898
UBS Group AG
5.750% (EUSA5 + 5.287%) due 02/19/2022 ~(j)(n)	EUR	3,600	4,778

Washington Prime Group LP
5.950% due 08/15/2024 (n)		$3,013	3,077

			369,344

INDUSTRIALS 18.3%
Adecoagro S.A.
6.000% due 09/21/2027		400	400
Allegion U.S. Holding Co., Inc.
3.200% due 10/01/2024 (c)		237	236
3.550% due 10/01/2027 (c)		281	280
Altice Luxembourg S.A.
7.250% due 05/15/2022 (n)	EUR	14,527	18,273
Amazon.com, Inc.
4.050% due 08/22/2047 (n)		$201	204
4.250% due 08/22/2057 (n)		367	378
Arrow Electronics, Inc.
3.250% due 09/08/2024 (n)		274	271
Avantor, Inc.
6.000% due 10/01/2024 (c)(n)		680	697
9.000% due 10/01/2025 (c)		5,772	5,909
BMC Software Finance, Inc.
8.125% due 07/15/2021 (n)		24,770	25,482
Boxer Parent Co., Inc. (9.000% Cash or 9.750% PIK)
9.000% due 10/15/2019 (d)(n)		48,397	48,457
Burger King Worldwide, Inc.
4.250% due 05/15/2024 (n)		4,472	4,500
5.000% due 10/15/2025 (n)		8,581	8,774
5.000% due 10/15/2025 (c)		312	319
Caesars Entertainment Operating Co., Inc.
8.500% due 02/15/2020 ^(e)(k)		70,792	94,596
9.000% due 02/15/2020 ^(e)(k)		4,457	5,967
10.000% due 12/15/2018 ^(e)		17,140	17,697
Charter Communications Operating LLC
4.200% due 03/15/2028		720	730
5.375% due 05/01/2047		198	206
Cheniere Energy Partners LP
5.250% due 10/01/2025 (n)		870	892
Chesapeake Energy Corp.
4.554% (US0003M + 3.250%) due 04/15/2019 ~		134	134
CommScope Technologies LLC
5.000% due 03/15/2027		12	12
Community Health Systems, Inc.
6.250% due 03/31/2023 (n)		825	818
Concho Resources, Inc.
3.750% due 10/01/2027		166	167
4.875% due 10/01/2047		154	161
CRC Escrow Issuer LLC
5.250% due 10/15/2025 (c)(n)		340	340
CSN Resources S.A.
6.500% due 07/21/2020 (n)		2,430	2,150
6.500% due 07/21/2020		180	159
DAE Funding LLC
4.000% due 08/01/2020		340	348
4.500% due 08/01/2022		340	349
5.000% due 08/01/2024 (n)		800	822
Delphi Jersey Holdings PLC
5.000% due 10/01/2025		350	357
Diamond Resorts International, Inc.
7.750% due 09/01/2023		35	38
10.750% due 09/01/2024 (n)		13,000	13,910
Discovery Communications LLC
2.500% due 09/20/2024	GBP	200	262
3.950% due 03/20/2028		$246	246
DriveTime Automotive Group, Inc.
8.000% due 06/01/2021 (n)		6,500	6,573
EI Group PLC
6.875% due 05/09/2025 (n)	GBP	2,210	3,326
Eldorado Resorts, Inc.
6.000% due 04/01/2025		$106	112
Endo Dac
5.875% due 10/15/2024		490	516
Exela Intermediate LLC
10.000% due 07/15/2023 (n)		618	610
Fresh Market, Inc.
9.750% due 05/01/2023 (n)		20,506	12,714
Frontier Finance PLC
8.000% due 03/23/2022 (n)	GBP	24,200	33,973
HCA, Inc.
5.500% due 06/15/2047		$519	539
Hellenic Railways Organization S.A.
5.014% due 12/27/2017	EUR	800	945
iHeartCommunications, Inc.
9.000% due 12/15/2019		$3,500	2,686

9.000% due 03/01/2021 (n)		36,570	26,170
11.250% due 03/01/2021		8,430	6,133
Intelsat Jackson Holdings S.A.
7.250% due 10/15/2020 (n)		63,020	60,972
9.750% due 07/15/2025		614	622
Intelsat Luxembourg S.A.
7.750% due 06/01/2021 (n)		15,815	10,280
8.125% due 06/01/2023 (n)		1,289	812
Intrepid Aviation Group Holdings LLC
6.875% due 02/15/2019 (n)		81,253	80,136
Mallinckrodt International Finance S.A.
4.750% due 04/15/2023 (n)		12,460	10,684
5.500% due 04/15/2025 (n)		4,000	3,620
Mattamy Group Corp.
6.500% due 10/01/2025		213	219
Melco Resorts Finance Ltd.
4.875% due 06/06/2025		500	503
Multi-Color Corp.
4.875% due 11/01/2025 (c)		157	159
NextEra Energy Operating Partners LP
4.500% due 09/15/2027		177	181
OGX Austria GmbH
8.375% due 04/01/2022 ^(e)		6,000	1
8.500% due 06/01/2018 ^(e)		48,450	1
Ortho-Clinical Diagnostics, Inc.
6.625% due 05/15/2022 (n)		5,449	5,367
Park Aerospace Holdings Ltd.
3.625% due 03/15/2021		430	432
4.500% due 03/15/2023 (n)		856	857
5.250% due 08/15/2022		67	70
5.500% due 02/15/2024		188	198
Petroleos Mexicanos
6.500% due 03/13/2027 (n)		1,400	1,556
6.500% due 06/02/2041 (n)		3,130	3,280
6.750% due 09/21/2047 (n)		1,440	1,536
PetSmart, Inc.
5.875% due 06/01/2025		496	435
Pilgrim’s Pride Corp.
5.875% due 09/30/2027		256	263
Pitney Bowes, Inc.
3.625% due 09/15/2020		152	152
4.700% due 04/01/2023		322	316
QGOG Constellation S.A. (9.000% Cash or 9.500% PIK)
9.500% due 11/09/2024 (d)		150	115
QVC, Inc.
5.950% due 03/15/2043 (n)		4,700	4,596
Russian Railways via RZD Capital PLC
7.487% due 03/25/2031	GBP	100	166
Safeway, Inc.
7.250% due 02/01/2031 (n)		$1,200	1,038
Station Casinos LLC
5.000% due 10/01/2025		340	342
TTM Technologies, Inc.
5.625% due 10/01/2025		220	223
Unique Pub Finance Co. PLC
5.659% due 06/30/2027 (n)	GBP	7,258	11,038
7.395% due 03/28/2024		6,155	9,467
United Group BV
4.375% due 07/01/2022	EUR	390	474
4.875% due 07/01/2024		430	522
UPCB Finance Ltd.
3.625% due 06/15/2029		990	1,163
ViaSat, Inc.
5.625% due 09/15/2025		$496	502
Viking Cruises Ltd.
5.875% due 09/15/2027		66	66
Westmoreland Coal Co.
8.750% due 01/01/2022 (n)		32,972	23,905
Wynn Las Vegas LLC
5.250% due 05/15/2027		50	51
Wynn Macau Ltd.
4.875% due 10/01/2024		600	613
5.500% due 10/01/2027		600	610
Xerox Corp.
3.625% due 03/15/2023 (n)		492	488
Yellowstone Energy LP
5.750% due 12/31/2026 +		4,086	4,257

			591,126

UTILITIES 3.4%
AT&T, Inc.
2.850% due 02/14/2023 (n)		1,030	1,026
3.400% due 08/14/2024 (n)		2,080	2,086

3.900% due 08/14/2027 (n)		1,880	1,886
4.900% due 08/14/2037 (n)		1,904	1,932
5.150% due 02/14/2050 (n)		2,854	2,887
5.300% due 08/14/2058 (n)		854	864
Gazprom OAO Via Gaz Capital S.A.
7.288% due 08/16/2037		488	595
7.288% due 08/16/2037 (n)		900	1,097
Odebrecht Drilling Norbe Ltd.
6.350% due 06/30/2022 ^(e)		3,504	2,286
Odebrecht Offshore Drilling Finance Ltd.
6.625% due 10/01/2023 ^(e)(l)		755	276
6.750% due 10/01/2023 ^(e)(l)		23,352	8,465
Petrobras Global Finance BV
5.299% due 01/27/2025		841	841
5.375% due 10/01/2029 (n)	GBP	2,320	3,055
5.999% due 01/27/2028 (n)		$6,915	6,924
6.125% due 01/17/2022 (n)		26,860	28,942
6.250% due 12/14/2026 (n)	GBP	9,298	13,183
6.625% due 01/16/2034 (n)		11,017	15,225
7.250% due 03/17/2044 (n)		$1,285	1,343
7.375% due 01/17/2027 (n)		3,558	3,924
Rio Oil Finance Trust
9.750% due 01/06/2027 (n)		2,558	2,686
9.750% due 01/06/2027		283	297
Sprint Corp.
7.125% due 06/15/2024 (n)		6,085	6,861
Terraform Global Operating LLC
9.750% due 08/15/2022 (n)		1,100	1,227

			107,908

Total Corporate Bonds & Notes (Cost $1,086,505)			1,068,378

MUNICIPAL BONDS & NOTES 1.1%
ILLINOIS 0.1%
Chicago, Illinois General Obligation Bonds, Series 2014
6.314% due 01/01/2044		350	375
Chicago, Illinois General Obligation Bonds, Series 2017
7.045% due 01/01/2029		580	642
Illinois State General Obligation Bonds, (BABs), Series 2010
6.725% due 04/01/2035		145	163
7.350% due 07/01/2035		115	132
Illinois State General Obligation Bonds, Series 2003
5.100% due 06/01/2033		1,360	1,377

			2,689

IOWA 0.0%
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005
6.500% due 06/01/2023		1,185	1,201

NEW JERSEY 0.2%
New Jersey Economic Development Authority Revenue Bonds, Series 2005
6.500% due 09/01/2036 +		6,505	6,348

VIRGINIA 0.0%
Tobacco Settlement Financing Corp., Virginia Revenue Bonds, Series 2007
6.706% due 06/01/2046		95	87

WEST VIRGINIA 0.8%
Tobacco Settlement Finance Authority, West Virginia Revenue Bonds, Series 2007
0.000% due 06/01/2047 (h)		231,485	12,382
7.467% due 06/01/2047		14,095	13,794

			26,176

Total Municipal Bonds & Notes (Cost $33,361)			36,501

U.S. GOVERNMENT AGENCIES 3.1%
Fannie Mae
3.000% due 01/25/2042 (a)(n)		1,242	102
3.500% due 08/25/2032 (a)(n)		2,726	322
4.763% (LIBOR01M + 6.000%) due 08/25/2038 ~(a)(n)		1,277	163
4.787% (US0001M + 3.550%) due 07/25/2029 ~		4,480	4,730
4.913% (LIBOR01M + 6.150%) due 02/25/2043 ~(a)(n)		5,561	790
5.403% (LIBOR01M + 6.640%) due 12/25/2036 ~(a)(n)		4,397	743
6.087% (US0001M + 4.850%) due 10/25/2029 ~		1,700	1,757
6.213% (LIBOR01M + 9.100%) due 10/25/2042 ~(n)		2,795	2,955
6.987% (US0001M + 5.750%) due 07/25/2029 ~(n)		6,000	6,673
Freddie Mac
0.000% due 04/25/2045 - 08/25/2046 (b)(h)(n)		59,071	45,869

0.100% due 04/25/2046 - 08/25/2046 (a)	290,875	1,113
0.200% due 04/25/2045 (a)	29,734	72
4.000% due 03/15/2027 (a)(n)	1,125	131
4.966% (LIBOR01M + 6.200%) due 09/15/2042 ~(a)(n)	1,954	290
5.266% (LIBOR01M + 6.500%) due 12/15/2034 ~(a)	2,035	117
6.387% (US0001M + 5.150%) due 10/25/2029 ~	10,650	11,281
10.237% (US0001M + 9.000%) due 03/25/2029 ~	4,800	5,163
10.982% (LIBOR01M + 9.750%) due 12/25/2045 ~	4,173	4,147
11.737% (US0001M + 10.500%) due 10/25/2028 ~	999	1,236
11.987% (US0001M + 10.750%) due 03/25/2025 ~	7,208	9,189
Ginnie Mae
3.500% due 06/20/2042 (a)(n)	1,340	195
4.884% (LIBOR01M + 6.120%) due 08/20/2042 ~(a)(n)	3,595	690
5.014% (LIBOR01M + 6.250%) due 12/20/2040 ~(a)(n)	3,476	497
5.466% (LIBOR01M + 6.700%) due 08/16/2039 ~(a)(n)	3,954	366

Total U.S. Government Agencies (Cost $94,949)		98,591

NON-AGENCY MORTGAGE-BACKED SECURITIES 51.9%
Adjustable Rate Mortgage Trust
1.387% (US0001M + 0.150%) due 03/25/2037 ~	2,210	1,854
1.497% (US0001M + 0.260%) due 03/25/2036 ~	6,417	4,865
3.693% due 03/25/2037 ~(n)	5,140	4,713
5.250% due 11/25/2037 ^~	1,538	1,368
American Home Mortgage Investment Trust
6.600% due 01/25/2037	5,265	2,725
ASG Resecuritization Trust
2.606% due 01/28/2037 ~(n)	16,209	13,238
6.000% due 06/28/2037 ~(n)	42,552	29,293
Banc of America Alternative Loan Trust
6.000% due 07/25/2035 ^	150	150
6.000% due 04/25/2036	1,486	1,398
6.000% due 07/25/2046 ^	1,917	1,720
6.500% due 02/25/2036 ^	3,306	3,220
14.218% (US0001M + 16.940%) due 09/25/2035 ^~	430	523
Banc of America Commercial Mortgage Trust
5.695% due 07/10/2046 ~(n)	1,985	2,010
5.734% due 07/10/2046 ~(n)	6,086	6,090
5.883% due 06/10/2049 ~(n)	3,421	3,452
Banc of America Funding Trust
1.447% (US0001M + 0.210%) due 04/25/2037 ^~	2,556	1,936
3.376% due 09/20/2046 ~	3,449	3,283
3.612% due 09/20/2037 ~	1,116	839
3.648% due 09/20/2047 ^~	574	518
3.661% due 04/20/2035 ^~	3,827	3,483
4.955% due 08/26/2036 ~	6,117	4,847
6.000% due 10/25/2037 ^	6,313	4,766
Banc of America Mortgage Trust
5.750% due 10/25/2036 ^	2,229	2,034
5.750% due 05/25/2037 ^	1,533	1,337
6.000% due 10/25/2036 ^	270	249
Bancorp Commercial Mortgage Trust
4.984% due 08/15/2032 ~(n)	3,470	3,475
Barclays Commercial Mortgage Securities Trust
3.787% (LIBOR01M + 5.000%) due 08/15/2027 ~(n)	24,090	23,549
Bayview Commercial Asset Trust
1.457% (LIBOR01M + 0.220%) due 03/25/2037 ~	266	253
1.464% (LIBOR01M + 0.230%) due 12/25/2036 ~	416	394
1.667% (LIBOR01M + 0.645%) due 08/25/2034 ~	198	194
BCAP LLC Trust
1.414% (US0001M + 0.180%) due 05/26/2036 ~	6,101	3,870
1.464% due 02/26/2037 ~(n)	19,447	12,230
1.530% (12MTA + 0.700%) due 02/26/2047 ~(n)	21,657	15,293
1.734% (US0001M + 0.500%) due 05/26/2035 ~	7,383	5,611
3.388% due 03/27/2037 ~	8,286	6,096
3.452% due 03/26/2037 ~	2,466	2,141
3.464% due 07/26/2036 ~	5,314	5,006
3.518% due 07/26/2036 ~	1,206	1,001
5.500% due 12/26/2035 ~(n)	14,052	12,108
6.000% due 10/26/2037 ~	5,366	5,029
6.248% due 06/26/2037 ~(n)	8,378	7,998
6.832% due 11/26/2035 ~	2,923	3,004
7.491% due 07/26/2036 ~	801	785
13.553% due 01/26/2036 ~	13,468	3,534
Bear Stearns Adjustable Rate Mortgage Trust
3.372% due 02/25/2036 ^~	1,585	1,566
Bear Stearns ALT-A Trust
1.577% (US0001M + 0.340%) due 08/25/2036 ~(n)	39,403	36,332
1.737% (US0001M + 0.500%) due 01/25/2036 ^~(n)	12,520	12,661
2.362% (US0001M + 1.125%) due 03/25/2035 ~(n)	7,398	6,151
3.219% due 03/25/2036 ~	2,984	2,218
3.247% due 04/25/2037 ~(n)	8,273	7,527
3.251% due 08/25/2046 ~	5,779	5,382
3.432% due 12/25/2046 ^~	7,203	5,673

3.464% due 07/25/2036 ~	60,322	36,257
3.727% due 09/25/2035 ^~(n)	7,676	6,032
Bear Stearns Asset-Backed Securities Trust
6.000% due 12/25/2035 ^	697	625
Bear Stearns Commercial Mortgage Securities Trust
5.273% due 12/11/2038 (n)	2,081	2,085
5.907% due 04/12/2038 ~	1,120	887
Bear Stearns Mortgage Funding Trust
7.500% due 08/25/2036	4,991	4,963
Citigroup Commercial Mortgage Trust
5.913% due 12/10/2049 ~(n)	37,205	33,530
Citigroup Mortgage Loan Trust
3.059% due 03/25/2037 ~	5,070	4,479
3.138% due 08/25/2037 ~	4,771	3,589
3.190% due 04/25/2037 ^~	860	738
3.395% due 07/25/2036 ^~	3,752	2,957
3.553% due 08/25/2034 ~	6,115	5,032
3.649% due 03/25/2037 ^~	3,077	2,992
5.500% due 12/25/2035	4,380	3,742
6.000% due 07/25/2036	5,576	4,113
6.500% due 09/25/2036	1,849	1,556
Citigroup/Deutsche Bank Commercial Mortgage Trust
5.398% due 12/11/2049 ~(n)	4,615	2,718
5.688% due 10/15/2048 (n)	18,932	10,011
Commercial Mortgage Loan Trust
6.267% due 12/10/2049 ~(n)	17,452	10,960
Commercial Mortgage Trust
4.000% due 07/10/2046 (n)	8,000	6,541
5.377% due 12/10/2046 (n)	5,251	5,321
5.505% due 03/10/2039 ~	953	867
5.844% due 06/10/2046 ~(n)	3,607	2,453
5.959% due 07/10/2038 ~(n)	10,700	10,045
6.593% due 06/10/2036 ~	2,850	2,843
Countrywide Alternative Loan Resecuritization Trust
3.144% due 03/25/2047 ~	3,055	3,041
7.000% due 01/25/2037	6,473	3,259
Countrywide Alternative Loan Trust
1.417% (US0001M + 0.180%) due 05/25/2036 ~(n)	25,011	19,596
1.426% (US0001M + 0.190%) due 03/20/2047 ~(n)	984	846
1.447% (US0001M + 0.210%) due 08/25/2047 ^~	2,129	1,922
1.457% (US0001M + 0.220%) due 05/25/2047 ~(n)	19,680	13,274
1.467% (US0001M + 0.230%) due 03/25/2036 ~(n)	23,775	20,413
1.497% (US0001M + 0.260%) due 07/25/2036 ~(n)	10,882	8,779
1.536% (US0001M + 0.300%) due 11/20/2035 ~	247	236
1.937% (US0001M + 0.700%) due 10/25/2035 ^~(n)	1,421	1,146
2.199% (12MTA + 1.310%) due 07/20/2035 ^~(n)	16,882	13,593
3.387% due 05/25/2036 ~(n)	9,616	8,179
5.500% due 11/25/2035 (n)	2,833	2,239
5.500% due 02/25/2036 ^	1,893	1,697
5.500% due 02/25/2036	2,137	1,963
5.500% due 05/25/2036 ^(n)	2,244	2,072
5.500% due 05/25/2036 (n)	6,911	6,383
6.000% due 03/25/2035 ^(n)	493	389
6.000% due 04/25/2036	876	694
6.000% due 01/25/2037 ^(n)	1,588	1,540
6.000% due 02/25/2037 ^(n)	1,456	1,035
6.000% due 02/25/2037 ^	755	545
6.000% due 04/25/2037 ^	7,254	5,600
6.250% (US0001M + 0.650%) due 12/25/2036 ^~	817	615
16.398% (US0001M + 19.800%) due 07/25/2035 ~	152	189
Countrywide Home Loan Mortgage Pass-Through Trust
3.107% (US0001M + 1.870%) due 03/25/2046 ^~(n)	71,734	46,277
3.333% due 05/20/2036 ^~	3,153	2,577
3.521% due 09/20/2036 ~	5,434	4,506
Credit Suisse Commercial Mortgage Trust
5.851% due 02/15/2039 ~(n)	6,910	6,918
Credit Suisse First Boston Mortgage Securities Corp.
4.952% due 07/15/2037 ~(n)	4,620	4,737
5.100% due 08/15/2038 ~(n)	2,400	2,170
6.000% due 01/25/2036	401	358
Credit Suisse Mortgage Capital Certificates
1.732% (LIBOR01M + 0.500%) due 11/30/2037 ~	10,750	8,417
1.833% (US0001M + 1.500%) due 11/27/2037 ~	8,059	5,009
2.864% due 12/29/2037 ~	5,389	4,470
3.038% due 10/26/2036 ~(n)	21,904	17,938
3.079% due 05/27/2036 ~(n)	11,274	8,973
3.317% due 05/26/2036 ~	9,261	6,521
3.415% due 09/26/2047 ~(n)	25,657	17,317
3.575% due 04/28/2037 ~	7,021	5,994
5.750% due 05/26/2037 (n)	30,962	28,399
9.833% due 11/25/2037 ~	10,203	6,057
Credit Suisse Mortgage Capital Mortgage-Backed Trust
6.000% due 07/25/2036	3,075	2,707
6.500% due 05/25/2036 ^(n)	3,867	2,883

DBUBS Mortgage Trust
4.652% due 11/10/2046 (n)		19,203	14,010
Debussy PLC
5.930% due 07/12/2025 (n)	GBP	55,000	71,950
8.250% due 07/12/2025		10,000	11,055
Deutsche ALT-A Securities, Inc.
1.537% (US0001M + 0.300%) due 04/25/2037 ~(n)		$9,331	6,087
5.500% due 12/25/2035 ^		896	807
Epic Drummond Ltd.
0.044% (EUR003M + 0.190%) due 01/25/2022 ~(n)	EUR	3,514	4,094
Eurosail PLC
0.000% due 06/13/2045 ~	GBP	4	7,526
0.509% (EUR003M + 0.840%) due 03/13/2045 ~	EUR	7,067	5,500
0.602% (BP0003M + 0.300%) due 06/13/2045 ~	GBP	1,594	1,638
1.302% (BP0003M + 1.000%) due 06/13/2045 ~		18,708	22,786
1.552% (BP0003M + 1.250%) due 06/13/2045 ~		19,303	22,689
1.902% (BP0003M + 1.600%) due 09/13/2045 ~		15,406	17,363
2.052% (BP0003M + 1.750%) due 06/13/2045 ~		11,881	13,292
2.552% (BP0003M + 2.250%) due 09/13/2045 ~		10,990	11,918
3.802% (BP0003M + 3.500%) due 06/13/2045 ~		4,215	4,967
4.152% (BP0003M + 3.850%) due 09/13/2045 ~		9,132	10,691
First Horizon Alternative Mortgage Securities Trust
0.000% due 02/25/2020 (b)(h)		$10	10
0.000% due 05/25/2020 (b)(h)		17	15
0.000% due 06/25/2020 ^(b)(h)		8	8
0.000% due 03/25/2035 (b)(h)		120	101
First Horizon Mortgage Pass-Through Trust
3.341% due 05/25/2037 ^~(n)		8,155	7,110
Fondo de Titulizacion de Activos UCI
0.000% (EUR003M + 0.150%) due 06/16/2049 ~	EUR	3,654	3,861
GC Pastor Hipotecario FTA
0.000% (EUR003M + 0.170%) due 06/21/2046 ~(n)		28,692	29,672
GE Commercial Mortgage Corp. Trust
5.606% due 12/10/2049 ~(n)		$44,200	44,973
Grifonas Finance PLC
0.008% (EUR006M + 0.280%) due 08/28/2039 ~	EUR	10,839	11,065
GSC Capital Corp. Mortgage Trust
1.417% (US0001M + 0.180%) due 05/25/2036 ^~		$3,634	3,032
HarborView Mortgage Loan Trust
2.557% (COF 11 + 1.850%) due 06/19/2045 ^~		1,414	959
Hipocat FTA
0.000% (EUR003M + 0.160%) due 01/15/2050 ~	EUR	5,180	5,472
HomeBanc Mortgage Trust
3.251% due 04/25/2037 ^~(n)		$7,240	6,246
HSI Asset Loan Obligation Trust
6.000% due 06/25/2037 ^(n)		13,410	12,151
IM Pastor Fondo de Titluzacion Hipotecaria
0.000% (EUR003M + 0.140%) due 03/22/2043 ~(n)	EUR	36,029	35,997
IM Pastor Fondo de Titulizacion de Activos
0.000% (EUR003M + 0.140%) due 03/22/2044 ~		1,131	1,166
Impac Secured Assets Trust
1.407% (US0001M + 0.170%) due 01/25/2037 ~(n)		$7,258	6,947
IndyMac Mortgage Loan Trust
1.417% (US0001M + 0.180%) due 02/25/2037 ~(n)		2,015	1,795
1.447% (LIBOR01M + 0.210%) due 11/25/2036 ~		298	287
3.235% due 11/25/2035 ^~		5,381	4,731
3.633% due 06/25/2036 ~		1,448	1,353
Jefferies Resecuritization Trust
6.000% due 12/26/2036 ~		3,982	1,618
JPMorgan Alternative Loan Trust
1.734% (US0001M + 0.500%) due 06/27/2037 ~(n)		15,725	13,262
3.117% due 11/25/2036 ^~(n)		1,408	1,431
3.454% due 05/25/2036 ^~		1,172	957
6.000% due 12/25/2035 ^		1,359	1,320
12.593% due 06/27/2037 ~(n)		15,113	11,099
JPMorgan Chase Commercial Mortgage Securities Trust
2.972% due 05/15/2045 ~		4,227	2,112
4.000% due 08/15/2046 ~		2,732	1,824
5.010% due 07/15/2042 ~		3,195	3,211
5.673% due 01/12/2043 ~(n)		6,020	6,136
6.222% due 06/12/2041 ~(n)		10,975	11,026
6.456% due 02/12/2051 ~(n)		508	513
JPMorgan Resecuritization Trust
3.475% due 03/21/2037 ~		5,829	5,065
6.000% due 09/26/2036		3,029	2,446
6.500% due 04/26/2036 ~		6,997	4,163
Lansdowne Mortgage Securities PLC
0.011% (EUR003M + 0.340%) due 09/16/2048 ~	EUR	11,831	11,956
Lavender Trust
6.250% due 10/26/2036		$5,358	4,509
LB-UBS Commercial Mortgage Trust
5.942% due 02/15/2040 ~(n)		6,683	6,612
6.041% due 06/15/2038 ~		3,079	2,881

Lehman Mortgage Trust
6.000% due 01/25/2038 ^		3,627	3,590
Lehman XS Trust
2.137% (US0001M + 0.900%) due 08/25/2047 ~		667	567
Merrill Lynch Alternative Note Asset Trust
6.000% due 05/25/2037 ^		4,054	3,734
Merrill Lynch Mortgage Investors Trust
3.201% due 03/25/2036 ^~(n)		13,436	10,416
Mesdag Delta BV
0.094% (EUR003M + 0.240%) due 01/25/2020 ~(n)	EUR	15,189	17,646
Morgan Stanley Capital Trust
5.399% due 12/15/2043 (n)		$6,655	5,433
5.862% due 07/12/2044 ~(n)		3,693	3,691
6.163% due 06/11/2049 ~(n)		7,163	7,190
6.269% due 08/12/2041 ~(n)		7,225	7,207
Morgan Stanley Mortgage Loan Trust
1.407% (US0001M + 0.170%) due 05/25/2036 ~		198	92
3.484% due 05/25/2036 ^~		3,139	2,518
3.561% due 11/25/2037 ~		2,817	2,663
5.962% due 06/25/2036 ~		2,406	1,204
Morgan Stanley Re-REMIC Trust
1.967% (US0001M + 0.230%) due 02/26/2037 ~		5,912	4,763
2.108% due 03/26/2037		3,545	3,031
Morgan Stanley Resecuritization Trust
3.547% due 06/26/2035 ~		10,867	5,967
Mortgage Equity Conversion Asset Trust
4.000% due 07/25/2060 +		6,429	5,442
Motel 6 Trust
8.160% due 08/15/2019 ~		43,150	43,627
PHH Alternative Mortgage Trust
0.000% due 02/25/2037 ^(b)(h)		9	8
RBSSP Resecuritization Trust
3.814% due 09/26/2035 ~		7,699	5,726
6.000% due 06/26/2037 ~		1,487	1,247
8.257% due 06/26/2037 ~		719	594
Residential Accredit Loans, Inc. Trust
1.387% (US0001M + 0.150%) due 02/25/2037 ~(n)		820	722
6.000% due 12/25/2035 ^(n)		3,515	3,431
6.000% due 11/25/2036 ^(n)		4,209	3,722
6.250% due 02/25/2037 ^		5,530	5,065
6.500% due 09/25/2037 ^		1,974	1,757
Residential Asset Mortgage Products Trust
8.000% due 05/25/2032 (n)		1,043	897
Residential Asset Securitization Trust
6.000% due 05/25/2036		1,203	1,164
6.000% due 02/25/2037 ^		251	196
6.000% due 03/25/2037 ^		3,332	2,404
6.250% due 10/25/2036 ^		165	164
RiverView HECM Trust
1.817% (T1Y + 0.500%) due 05/25/2047 +~(n)		19,876	16,665
Sequoia Mortgage Trust
2.056% (US0006M + 0.600%) due 02/20/2034 ~		689	662
2.982% due 09/20/2032 ~		723	698
Structured Adjustable Rate Mortgage Loan Trust
3.729% due 04/25/2036 ^~		574	561
Structured Asset Mortgage Investments Trust
1.447% (US0001M + 0.210%) due 05/25/2036 ~		41	32
Structured Asset Securities Corp. Trust
5.500% due 10/25/2035 ^		1,804	1,253
Suntrust Adjustable Rate Mortgage Loan Trust
3.482% due 02/25/2037 ^~(n)		7,305	6,299
Theatre Hospitals PLC
3.295% (BP0003M + 3.000%) due 10/15/2031 ~(n)	GBP	38,176	50,204
4.045% (BP0003M + 3.750%) due 10/15/2031 ~		1,808	2,374
Wachovia Bank Commercial Mortgage Trust
5.691% due 10/15/2048 ~(n)		$16,690	16,768
5.720% due 10/15/2048 ~(n)		600	583
WaMu Mortgage Pass-Through Certificates Trust
2.207% (COF 11 + 1.500%) due 07/25/2046 ~		384	377
3.187% due 08/25/2036 ^~		3,015	2,940
Warwick Finance Residential Mortgages PLC
0.000% due 09/21/2049 ~	GBP	0	142,973
Washington Mutual Mortgage Pass-Through Certificates Trust
1.477% (US0001M + 0.240%) due 01/25/2047 ^~(n)		$2,737	2,563
1.859% (12MTA + 0.970%) due 06/25/2046 ~(n)		10,339	6,284
5.750% due 11/25/2035 ^(n)		2,136	1,995
5.967% due 05/25/2036 ^(n)		8,805	7,458

Wells Fargo Mortgage Loan Trust
3.418% due 03/27/2037 ~(n)		8,044	7,097

Total Non-Agency Mortgage-Backed Securities (Cost $1,602,776)			1,674,930

ASSET-BACKED SECURITIES 74.0%
Aames Mortgage Investment Trust
2.227% (US0001M + 0.990%) due 07/25/2035 ~(n)		19,113	18,292
Accredited Mortgage Loan Trust
2.137% (US0001M + 0.900%) due 07/25/2035 ~		5,453	5,487
ACE Securities Corp. Home Equity Loan Trust
1.347% (US0001M + 0.110%) due 12/25/2036 ~(n)		26,488	11,593
1.537% (US0001M + 0.300%) due 02/25/2036 ~(n)		4,727	4,743
1.857% (US0001M + 0.620%) due 02/25/2036 ^~(n)		6,782	6,392
2.212% (US0001M + 0.975%) due 07/25/2035 ~		2,900	2,938
2.332% (US0001M + 1.095%) due 07/25/2035 ^~(n)		17,938	12,570
2.737% (US0001M + 1.500%) due 11/25/2034 ~		1,186	1,188
Aegis Asset-Backed Securities Trust
1.667% (US0001M + 0.430%) due 12/25/2035 ~(n)		25,300	23,368
1.717% (US0001M + 0.480%) due 06/25/2035 ~(n)		12,094	10,628
Airspeed Ltd.
1.504% (LIBOR01M + 0.270%) due 06/15/2032 ~		16,398	14,571
American Money Management Corp. CLO Ltd.
7.364% (US0003M + 6.060%) due 04/14/2029 ~(n)		6,100	5,925
8.297% (US0003M + 6.980%) due 12/09/2026 ~(n)		10,000	10,066
Ameriquest Mortgage Securities, Inc. Asset-Backed Pass-Through Certificates
1.687% (US0001M + 0.450%) due 01/25/2036 ~(n)		22,225	21,389
1.847% (US0001M + 0.610%) due 09/25/2035 ~(n)		13,750	13,165
2.302% (US0001M + 1.065%) due 11/25/2034 ~		5,526	5,312
3.187% (US0001M + 1.950%) due 09/25/2032 ~		1,148	1,104
4.566% due 05/25/2034 ^		2,745	2,631
Amortizing Residential Collateral Trust
2.362% (US0001M + 1.125%) due 08/25/2032 ~		695	690
Anchorage Capital CLO Ltd.
6.304% (US0003M + 5.000%) due 10/15/2026 ~(n)		7,000	7,025
Arbor Realty Commercial Real Estate Notes Ltd.
5.734% (US0001M + 4.500%) due 04/15/2027 ~		5,300	5,298
Argent Securities Trust
1.337% (US0001M + 0.100%) due 06/25/2036 ~		2,153	932
1.357% (US0001M + 0.120%) due 04/25/2036 ~		1,253	556
1.387% (US0001M + 0.150%) due 06/25/2036 ~		4,517	1,974
1.387% (US0001M + 0.150%) due 09/25/2036 ~		9,480	4,160
1.427% (US0001M + 0.190%) due 03/25/2036 ~(n)		13,466	7,667
Argent Securities, Inc. Asset-Backed Pass-Through Certificates
1.557% (US0001M + 0.320%) due 01/25/2036 ~(n)		18,346	15,700
1.617% (US0001M + 0.380%) due 02/25/2036 ~(n)		36,726	28,784
1.697% (US0001M + 0.460%) due 11/25/2035 ~		5,851	3,994
2.512% (US0001M + 1.275%) due 11/25/2034 ~(n)		9,031	8,265
Asset-Backed Funding Certificates Trust
1.787% (US0001M + 0.550%) due 07/25/2035 ~(n)		7,400	6,685
2.287% (US0001M + 1.050%) due 03/25/2034 ~		1,200	1,120
Asset-Backed Pass-Through Certificates
2.287% (US0001M + 1.050%) due 04/25/2035 ~(n)		21,004	20,633
Asset-Backed Securities Corp. Home Equity Loan Trust
4.234% (US0001M + 3.000%) due 08/15/2033 ~		720	719
Banco Bilbao Vizcaya Argentaria, S.A.
0.321% (EUR003M + 0.650%) due 03/22/2046 +~	EUR	1,400	1,125
Bear Stearns Asset-Backed Securities Trust
1.377% (US0001M + 0.140%) due 12/25/2036 ~(n)		$19,339	17,706
2.437% (US0001M + 1.200%) due 07/25/2035 ~(n)		38,826	32,730
2.737% (LIBOR01M + 1.000%) due 10/27/2032 ~		373	366
3.112% (US0001M + 1.875%) due 12/25/2034 ~(n)		18,650	16,056
3.385% due 10/25/2036 ~		683	635
Benefit Street Partners CLO Ltd.
6.807% (US0003M + 5.500%) due 01/20/2028 ~(n)		5,900	5,816
BSPRT Issuer Ltd.
5.565% (US0001M + 4.250%) due 06/15/2027 ~		12,900	12,968
Carlyle Global Market Strategies CLO Ltd.
6.617% (US0003M + 5.300%) due 04/27/2027 ~		1,750	1,745
Carrington Mortgage Loan Trust
1.317% (US0001M + 0.080%) due 10/25/2036 ~(n)		1,153	773
1.497% (US0001M + 0.260%) due 02/25/2037 ~(n)		8,300	7,400
1.657% (US0001M + 0.420%) due 02/25/2037 ~(n)		13,201	9,934
2.287% (US0001M + 1.050%) due 05/25/2035 ~		4,400	4,173
Cavendish Square Funding PLC
0.612% (EUR003M + 0.940%) due 02/11/2055 ~	EUR	1,500	1,730
1.522% (EUR003M + 1.850%) due 02/11/2055 ~		3,500	4,066
CIFC Funding Ltd.
0.010% due 05/24/2026 (h)		$3,390	2,098
Citigroup Mortgage Loan Trust
1.377% (US0001M + 0.140%) due 01/25/2037 ~(n)		30,464	25,488
1.387% (US0001M + 0.150%) due 12/25/2036 ~(n)		25,091	13,696
1.397% (US0001M + 0.160%) due 09/25/2036 ~(n)		19,745	15,276
1.437% (US0001M + 0.200%) due 05/25/2037 ~		749	565

1.457% (US0001M + 0.220%) due 12/25/2036 ~		5,053	2,794
1.937% (US0001M + 0.700%) due 11/25/2046 ~		4,867	2,883
6.351% due 05/25/2036 ^		3,195	1,987
Citigroup Mortgage Loan Trust, Inc.
1.647% (US0001M + 0.410%) due 10/25/2035 ~(n)		8,083	8,100
Conseco Finance Securitizations Corp.
9.546% due 12/01/2033 ~(n)		6,480	7,063
Cork Street CLO Designated Activity Co.
0.000% due 11/27/2028 ~	EUR	2,667	2,828
3.600% due 11/27/2028		1,197	1,418
4.500% due 11/27/2028		1,047	1,241
6.200% due 11/27/2028		1,296	1,541
Coronado CDO Ltd.
2.816% (US0003M + 1.500%) due 09/04/2038 ~		$26,800	18,948
6.000% due 09/04/2038		4,300	3,492
Countrywide Asset-Backed Certificates
1.367% (US0001M + 0.130%) due 12/25/2036 ^~(n)		33,394	33,320
1.377% (US0001M + 0.140%) due 06/25/2035 ~(n)		70,816	60,945
1.377% (US0001M + 0.140%) due 03/25/2037 ~(n)		24,409	20,505
1.377% (US0001M + 0.140%) due 06/25/2037 ~(n)		25,986	22,779
1.377% (US0001M + 0.140%) due 07/25/2037 ^~(n)		12,830	10,950
1.377% (US0001M + 0.140%) due 06/25/2047 ^~(n)		51,621	41,474
1.387% (US0001M + 0.150%) due 04/25/2047 ~(n)		2,078	2,028
1.387% (US0001M + 0.150%) due 06/25/2047 ^~(n)		19,836	18,770
1.397% (US0001M + 0.160%) due 05/25/2036 ~(n)		10,395	8,421
1.437% (US0001M + 0.200%) due 06/25/2037 ^~(n)		22,384	18,791
1.457% (US0001M + 0.220%) due 05/25/2037 ~(n)		25,000	21,083
1.457% (US0001M + 0.220%) due 08/25/2037 ~(n)		26,000	20,850
1.457% (US0001M + 0.220%) due 05/25/2047 ~(n)		17,951	14,105
1.457% (US0001M + 0.220%) due 06/25/2047 ^~(n)		19,000	13,977
1.467% (US0001M + 0.230%) due 04/25/2047 ~(n)		35,000	28,225
1.477% (US0001M + 0.240%) due 03/25/2036 ~(n)		39,336	32,450
1.477% (US0001M + 0.240%) due 04/25/2036 ~		863	610
1.527% (US0001M + 0.290%) due 10/25/2047 ~(n)		59,229	51,685
1.627% (US0001M + 0.390%) due 04/25/2036 ~		8,762	6,374
1.677% (US0001M + 0.440%) due 04/25/2036 ~(n)		10,000	9,962
1.687% (US0001M + 0.450%) due 03/25/2047 ^~		2,139	1,307
1.727% (US0001M + 0.490%) due 04/25/2036 ~(n)		15,850	9,037
1.787% (US0001M + 0.550%) due 05/25/2047 ~		4,405	3,109
1.987% (US0001M + 0.750%) due 03/25/2034 ~		649	654
2.437% (US0001M + 1.200%) due 06/25/2033 ~		128	114
2.737% (US0001M + 1.500%) due 02/25/2035 ~		4,300	4,403
4.843% due 10/25/2046 ^~(n)		716	677
5.107% due 10/25/2032 ^~(n)		25,135	22,620
Countrywide Asset-Backed Certificates Trust
1.387% (US0001M + 0.150%) due 03/25/2047 ~(n)		13,828	13,081
1.757% (US0001M + 0.520%) due 05/25/2036 ~(n)		32,154	26,894
1.967% (US0001M + 0.730%) due 07/25/2035 ~(n)		6,900	7,031
2.962% (US0001M + 1.725%) due 11/25/2034 ~(n)		13,611	13,434
Crecera Americas LLC
4.567% due 08/31/2020 ~		49,923	49,902
Credit-Based Asset Servicing and Securitization CBO Corp.
1.350% (US0003M + 0.250%) due 09/06/2041 ~		65,421	7,458
Credit-Based Asset Servicing and Securitization LLC
1.867% (US0001M + 0.630%) due 07/25/2035 ~		3,000	2,599
Dekania Europe CDO PLC
0.191% (EUR003M + 0.520%) due 09/27/2037 ~	EUR	5,619	5,977
ECAF Ltd.
4.947% due 06/15/2040		$5,970	5,984
Encore Credit Receivables Trust
1.927% (US0001M + 0.690%) due 07/25/2035 ~(n)		421	388
Euromax ABS PLC
0.012% (EUR003M + 0.340%) due 11/10/2095 ~	EUR	6,000	6,294
FAB UK Ltd.
0.010% due 12/06/2045 (a)(h)	GBP	10,192	6,541
Fieldstone Mortgage Investment Trust
1.407% (US0001M + 0.170%) due 07/25/2036 ~		$6,736	3,878
First Franklin Mortgage Loan Trust
0.000% due 04/25/2036 (h)(n)		8,040	6,821
1.477% (US0001M + 0.240%) due 04/25/2036 ~(n)		6,825	5,988
1.617% (US0001M + 0.380%) due 02/25/2036 ~		5,500	4,156
1.687% (US0001M + 0.450%) due 11/25/2036 ~		2,066	2,031
1.867% (US0001M + 0.945%) due 09/25/2035 ~		6,441	3,850
2.212% (US0001M + 0.975%) due 05/25/2036 ~(n)		15,757	7,768
Fremont Home Loan Trust
1.387% (US0001M + 0.150%) due 01/25/2037 ~		3,904	2,278
1.477% (US0001M + 0.240%) due 02/25/2037 ~		1,621	963
1.727% (US0001M + 0.735%) due 07/25/2035 ~		2,800	2,806
Glacier Funding CDO Ltd.
1.442% (US0003M + 0.270%) due 08/04/2035 ~		26,070	6,869
Greenpoint Manufactured Housing
9.230% due 12/15/2029 ~(n)		10,132	8,744
Greystone Commercial Real Estate Ltd.
5.984% (US0001M + 4.750%) due 03/15/2027 ~(n)		25,000	24,981

GSAA Trust
5.058% due 05/25/2035		5,158	5,282
GSAMP Trust
1.297% (US0001M + 0.060%) due 01/25/2037 ~		4,135	2,673
1.327% (US0001M + 0.090%) due 01/25/2037 ~		1,234	800
1.397% (US0001M + 0.160%) due 04/25/2036 ~(n)		710	511
1.397% (US0001M + 0.160%) due 05/25/2046 ~(n)		883	873
1.437% (US0001M + 0.200%) due 11/25/2036 ~(n)		5,052	3,111
1.487% (US0001M + 0.250%) due 12/25/2036 ~		5,377	3,048
1.507% (US0001M + 0.270%) due 04/25/2036 ~(n)		25,318	18,636
2.887% (US0001M + 1.650%) due 10/25/2034 ~		636	620
3.787% (US0001M + 2.550%) due 10/25/2033 ~		498	477
Halcyon Loan Advisors European Funding BV
0.010% due 04/15/2030 ~	EUR	1,400	1,551
Hillcrest CDO Ltd.
1.657% (LIBOR03M + 0.340%) due 12/10/2039 ~		$52,772	22,347
Home Equity Asset Trust
2.332% (US0001M + 1.095%) due 05/25/2035 ~		3,800	3,706
2.437% (US0001M + 1.200%) due 07/25/2035 ~		4,000	3,637
Home Equity Loan Trust
1.577% (US0001M + 0.340%) due 04/25/2037 ~(n)		8,000	6,141
Home Equity Mortgage Loan Asset-Backed Trust
1.397% (US0001M + 0.160%) due 11/25/2036 ~		6,574	5,091
1.477% (US0001M + 0.240%) due 04/25/2037 ~		4,232	2,902
1.677% (US0001M + 0.440%) due 03/25/2036 ~		1,504	1,279
House of Europe Funding PLC
0.000% (EUR003M + 0.280%) due 11/08/2090 ~	EUR	5,600	6,428
Hout Bay Corp.
1.481% (LIBOR01M + 0.250%) due 07/05/2041 ~		$86,351	27,200
HSI Asset Securitization Corp. Trust
1.347% (US0001M + 0.110%) due 12/25/2036 ~(n)		26,635	12,040
1.397% (US0001M + 0.160%) due 10/25/2036 ~		10,248	5,849
1.407% (US0001M + 0.170%) due 12/25/2036 ~(n)		16,314	7,376
1.427% (US0001M + 0.190%) due 01/25/2037 ~(n)		47,405	35,862
1.627% (US0001M + 0.390%) due 11/25/2035 ~(n)		5,830	5,585
IXIS Real Estate Capital Trust
2.212% (US0001M + 0.975%) due 09/25/2035 ^~		5,457	3,969
JPMorgan Mortgage Acquisition Corp.
1.627% (US0001M + 0.390%) due 05/25/2035 ~(n)		5,000	4,672
JPMorgan Mortgage Acquisition Trust
1.377% (US0001M + 0.140%) due 03/25/2047 ~(n)		6,732	6,698
1.387% (US0001M + 0.150%) due 07/25/2036 ~		2,314	1,208
1.397% (US0001M + 0.160%) due 07/25/2036 ^~		1,435	628
5.462% due 09/25/2029 ^		4,529	3,887
5.888% due 10/25/2036 ^(n)		15,096	12,953
Jubilee CLO BV
0.000% due 01/15/2028 ~	EUR	7,000	6,562
Lehman XS Trust
4.977% due 05/25/2037 ^~(n)		$14,542	12,802
Long Beach Mortgage Loan Trust
1.427% (US0001M + 0.190%) due 02/25/2036 ~(n)		54,430	38,307
1.882% (US0001M + 0.645%) due 11/25/2035 ~(n)		28,200	27,877
1.887% (US0001M + 0.650%) due 09/25/2034 ~		1,216	1,164
1.942% (US0001M + 0.705%) due 11/25/2035 ~(n)		31,295	22,895
2.212% (US0001M + 0.975%) due 04/25/2035 ~(n)		38,750	36,208
Magnetite Ltd.
6.254% (US0003M + 4.950%) due 04/15/2026 ~(n)		4,900	4,900
MASTR Asset-Backed Securities Trust
1.407% (US0001M + 0.170%) due 06/25/2036 ~(n)		9,349	8,384
1.407% (US0001M + 0.170%) due 10/25/2036 ~(n)		3,295	3,191
1.417% (US0001M + 0.180%) due 02/25/2036 ~		9,248	5,349
1.477% (US0001M + 0.240%) due 06/25/2036 ~		4,054	2,484
1.527% (US0001M + 0.290%) due 12/25/2035 ~(n)		6,378	6,281
1.597% (US0001M + 0.360%) due 12/25/2035 ~		11,886	6,095
Morgan Stanley ABS Capital, Inc. Trust
1.297% (US0001M + 0.060%) due 09/25/2036 ~		4,170	2,074
1.307% (US0001M + 0.070%) due 10/25/2036 ~		5	3
1.377% (US0001M + 0.140%) due 10/25/2036 ~		10,612	6,337
1.387% (US0001M + 0.150%) due 06/25/2036 ~		10,619	7,968
1.387% (US0001M + 0.150%) due 09/25/2036 ~		8,378	4,250
1.387% (US0001M + 0.150%) due 11/25/2036 ~(n)		20,801	13,452
1.457% (US0001M + 0.220%) due 10/25/2036 ~		5,114	3,087
1.882% (US0001M + 0.645%) due 09/25/2035 ~(n)		6,500	6,510
1.912% (US0001M + 0.675%) due 09/25/2035 ~(n)		18,121	16,152
2.272% (US0001M + 1.035%) due 01/25/2035 ~		4,906	2,266
3.187% (US0001M + 1.950%) due 05/25/2034 ~		2,381	2,263
National Collegiate Commutation Trust
0.000% (7-DayAuc) due 03/25/2038 ~		33,525	15,503
1.000% (7-DayAuc) due 03/25/2038 ~		53,475	24,729
New Century Home Equity Loan Trust
4.237% (US0001M + 3.000%) due 01/25/2033 ^~		611	574
Nomura Home Equity Loan, Inc. Home Equity Loan Trust
1.567% (US0001M + 0.330%) due 10/25/2036 ^~		5,301	2,020
1.657% (US0001M + 0.420%) due 02/25/2036 ~(n)		30,900	21,457

Ocean Trails CLO
6.392% due 08/13/2025 ~	3,500	3,473
Option One Mortgage Loan Trust
1.367% (US0001M + 0.130%) due 07/25/2037 ~(n)	18,748	11,966
1.377% (US0001M + 0.140%) due 01/25/2037 ~(n)	12,478	8,437
1.457% (US0001M + 0.220%) due 01/25/2037 ~	2,545	1,739
1.487% (US0001M + 0.250%) due 03/25/2037 ~	752	433
1.567% (US0001M + 0.330%) due 04/25/2037 ~	2,985	2,017
Option One Mortgage Loan Trust Asset-Backed Certificates
1.697% (US0001M + 0.460%) due 11/25/2035 ~(n)	13,200	12,092
Park Place Securities, Inc.
1.867% (US0001M + 0.630%) due 09/25/2035 ~(n)	7,240	6,000
Park Place Securities, Inc. Asset-Backed Pass-Through Certificates
1.727% (US0001M + 0.490%) due 08/25/2035 ~(n)	8,350	7,592
1.787% (US0001M + 0.825%) due 07/25/2035 ~(n)	30,950	27,286
2.272% (US0001M + 1.035%) due 03/25/2035 ^~(n)	7,500	6,891
2.362% (US0001M + 1.125%) due 10/25/2034 ~(n)	10,000	8,831
2.557% (US0001M + 1.320%) due 01/25/2036 ^~(n)	11,978	10,693
2.962% (US0001M + 1.725%) due 02/25/2035 ~(n)	29,447	26,102
3.262% (US0001M + 2.025%) due 12/25/2034 ~(n)	25,974	23,050
Popular ABS Mortgage Pass-Through Trust
1.627% (US0001M + 0.390%) due 02/25/2036 ~(n)	7,000	6,892
1.927% (US0001M + 0.690%) due 06/25/2035 ~	626	527
2.387% (US0001M + 1.150%) due 06/25/2035 ~	1,349	1,073
Putnam Structured Product CDO Ltd.
9.092% due 02/25/2037	225	227
RAAC Trust
2.984% (US0001M + 1.750%) due 05/25/2046 ~(n)	17,151	14,479
Renaissance Home Equity Loan Trust
5.612% due 04/25/2037	3,194	1,720
Residential Asset Mortgage Products Trust
1.557% (US0001M + 0.320%) due 01/25/2036 ~(n)	13,607	11,841
1.617% (US0001M + 0.380%) due 01/25/2036 ~	4,360	4,241
1.957% (US0001M + 0.720%) due 02/25/2035 ~	250	250
1.987% (US0001M + 0.750%) due 04/25/2034 ~	4,537	4,502
2.107% (US0001M + 0.870%) due 04/25/2034 ~	5,283	5,201
2.812% (US0001M + 1.575%) due 04/25/2034 ^~	1,358	1,032
3.217% (US0001M + 1.980%) due 04/25/2034 ^~	1,784	1,311
Residential Asset Securities Corp. Trust
1.367% (US0001M + 0.130%) due 11/25/2036 ~(n)	12,038	10,105
1.407% (US0001M + 0.170%) due 10/25/2036 ~(n)	14,766	11,081
1.467% (US0001M + 0.230%) due 06/25/2036 ~(n)	41,332	36,396
1.517% (US0001M + 0.280%) due 04/25/2036 ~	5,270	5,021
1.567% (LIBOR01M + 0.660%) due 12/25/2035 ~(n)	19,270	15,116
1.567% (US0001M + 0.330%) due 04/25/2036 ~(n)	17,500	17,037
1.567% (US0001M + 0.330%) due 04/25/2036 ~	8,788	4,255
1.577% (US0001M + 0.340%) due 05/25/2037 ~(n)	9,275	8,124
2.362% (US0001M + 1.125%) due 02/25/2035 ~	1,900	1,905
Securitized Asset-Backed Receivables LLC Trust
1.377% (US0001M + 0.140%) due 07/25/2036 ~(n)	25,506	20,806
1.397% (US0001M + 0.160%) due 07/25/2036 ~	3,005	1,660
1.487% (US0001M + 0.250%) due 05/25/2036 ~(n)	19,642	12,135
1.507% (US0001M + 0.270%) due 03/25/2036 ~(n)	9,260	8,355
1.637% (US0001M + 0.600%) due 11/25/2035 ~(n)	11,352	7,037
1.687% (US0001M + 0.450%) due 10/25/2035 ~(n)	13,000	12,494
1.897% (US0001M + 0.660%) due 08/25/2035 ~(n)	4,938	3,162
SLM Student Loan EDC Repackaging Trust
0.010% due 10/28/2029 +(h)	25	25,492
SLM Student Loan Trust
0.010% due 01/25/2042 +(h)	20	16,999
SoFi Professional Loan Program LLC
0.000% due 01/25/2039 +(h)	21,280	14,098
0.010% due 03/25/2036 +(h)	200	5,218
0.010% due 05/25/2040 +(h)	22,175	11,708
0.010% due 07/25/2040 +(h)	110	6,209
0.010% due 09/25/2040 +(a)(h)	9,122	5,254
Soloso CDO Ltd.
1.543% (US0003M + 0.320%) due 10/07/2037 ~	11,318	6,791
Sound Point CLO Ltd.
6.163% (US0003M + 4.850%) due 01/23/2027 ~	1,000	973
Soundview Home Loan Trust
1.387% (US0001M + 0.150%) due 06/25/2037 ~(n)	3,848	2,670
1.397% (US0001M + 0.160%) due 11/25/2036 ~(n)	10,102	9,481
1.417% (US0001M + 0.180%) due 02/25/2037 ~	8,669	3,435
1.497% (US0001M + 0.260%) due 02/25/2037 ~	10,061	4,052
1.517% (US0001M + 0.280%) due 05/25/2036 ~(n)	14,665	13,315
1.587% (US0001M + 0.350%) due 03/25/2036 ~(n)	7,933	7,558
2.187% (US0001M + 0.950%) due 10/25/2037 ~(n)	8,163	6,453
2.337% (US0001M + 1.100%) due 09/25/2037 ~	2,642	2,409
Specialty Underwriting & Residential Finance Trust
1.587% (US0001M + 0.350%) due 03/25/2037 ~	668	359
2.212% (US0001M + 0.975%) due 12/25/2035 ~	4,454	4,454
3.037% (US0001M + 1.800%) due 05/25/2035 ~	2,206	2,165
4.003% due 02/25/2037 ^	3,650	1,958

Symphony CLO Ltd.
5.904% (US0003M + 4.600%) due 07/14/2026 ~(n)		10,700	10,435
6.204% (US0003M + 4.900%) due 10/15/2025 ~(n)		9,850	9,887
Taberna Preferred Funding Ltd.
1.652% (LIBOR03M + 0.340%) due 05/05/2038 ~		14,583	13,453
1.662% (LIBOR03M + 0.350%) due 02/05/2037 ~		29,361	25,838
1.692% (US0003M + 0.380%) due 08/05/2036 ^~		19,376	15,113
1.692% (US0003M + 0.380%) due 08/05/2036 ~		4,817	3,757
Trapeza CDO LLC
2.189% (US0006M + 0.850%) due 01/20/2034 ~(n)		20,390	19,472
Wachovia Mortgage Loan Trust
1.927% (US0001M + 0.690%) due 10/25/2035 ~(n)		8,000	6,667
Wells Fargo Home Equity Asset-Backed Securities Trust
1.567% (US0001M + 0.330%) due 05/25/2036 ~		5,000	4,897

Total Asset-Backed Securities (Cost $2,196,352)			2,391,487

SOVEREIGN ISSUES 3.0%
Argentina Bonar Bonds
23.450% (BADLARPP + 2.000%) due 04/03/2022 ~	ARS	11,250	647
Argentina Government International Bond
2.260% due 12/31/2038	EUR	9,992	8,075
3.875% due 01/15/2022		7,800	9,415
5.000% due 01/15/2027		3,400	3,981
7.820% due 12/31/2033		2,005	2,624
7.820% due 12/31/2033 (n)		33,241	43,920
26.250% due 06/21/2020 ~	ARS	195,624	11,971
Republic of Greece Government International Bond
4.750% due 04/17/2019	EUR	1,900	2,302
Saudi Government International Bond
2.875% due 03/04/2023 (c)(n)		$4,000	3,988
3.625% due 03/04/2028 (c)(n)		4,400	4,387
4.625% due 10/04/2047 (c)(n)		5,200	5,224
Sri Lanka Government International Bond
6.200% due 05/11/2027		800	841
Venezuela Government International Bond
9.250% due 09/15/2027		1,654	662

Total Sovereign Issues (Cost $89,156)			98,037

	SHARES
COMMON STOCKS 0.8%
ENERGY 0.5%
Forbes Energy Services Ltd. (f)(l)		152,625	2,595
Ocean Rig UDW, Inc. (f)		545,970	12,978
OGX Petroleo e Gas S.A. SP - ADR +(f)		858,034	0

			15,573

FINANCIALS 0.1%
TIG FinCo PLC +(l)		2,651,536	3,553

INDUSTRIALS 0.2%
Sierra Hamilton Holder LLC +(l)		30,136,800	8,003

Total Common Stocks (Cost $31,734)			27,129

WARRANTS 0.0%
INDUSTRIALS 0.0%
Sequa Corp. - Exp. 04/28/2024 +		2,530,304	965

UTILITIES 0.0%
Dynegy, Inc. - Exp. 02/02/2024		223,411	53

Total Warrants (Cost $587)			1,018

PREFERRED SECURITIES 1.5%
BANKING & FINANCE 0.1%
Vici Properties LLC
0.000% due 10/04/2035 +(l)		121,478	2,531

INDUSTRIALS 1.4%
Sequa Corp.
9.000% +		46,953	44,605

Total Preferred Securities (Cost $48,937)		47,136

SHORT-TERM INSTRUMENTS 5.8%
REPURCHASE AGREEMENTS (m) 3.7%		118,039

	PRINCIPAL AMOUNT (000S)
SHORT-TERM NOTES 0.4%
Federal Home Loan Bank
1.014% due 10/02/2017 (h)(i)	$11,600	11,600

U.S. TREASURY BILLS 1.7%
1.064% due 11/09/2017 - 02/22/2018 (g)(h)(n)(p)(r)	56,536	56,371

Total Short-Term Instruments (Cost $186,008)		186,010

Total Investments in Securities (Cost $5,496,960)		5,748,393

Total Investments 178.0% (Cost $5,496,960)		$5,748,393
Financial Derivative Instruments (o)(q) (1.1)% (Cost or Premiums, net $(34,951))		(35,635)
Other Assets and Liabilities, net (76.9)%		(2,482,708)

Net Assets 100.0%		$3,230,050

Notes to Consolidated Schedule of Investments (amounts in thousands*):

*	A zero balance may reflect actual amounts rounding to less than one thousand.

^	Security is in default.

+	Security valued using significant unobservable inputs (Level 3).

~	Variable or Floating rate security. Rate shown is the rate in effect as of period end. Certain variable rate securities are not based on a published reference rate and spread, rather are determined by the issuer or agent and are based on current market conditions. These securities may not indicate a reference rate and/or spread in their description.

♦	Rate shown is the rate in effect as of period end. The rate may be based on a fixed rate, a capped rate or a floor rate and may convert to a variable or floating rate in the future. These securities do not indicate a reference rate and spread in their description.

(a)	Interest only security.

(b)	Principal only security.

(c)	When-issued security.

(d)	Payment in-kind security.

(e)	Security is not accruing income as of the date of this report.

(f)	Security did not produce income within the last twelve months.

(g)	Coupon represents a weighted average yield to maturity.

(h)	Zero coupon security.

(i)	Coupon represents a yield to maturity.

(j)	Perpetual maturity; date shown, if applicable, represents next contractual call date.

(k)	Security is subject to a forbearance agreement entered into by the Fund which forbears the Fund from taking action to, among other things, accelerate and collect payments on the subject note with respect to specified events of default.

(l)	Restricted Securities:

Issuer Description	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets
Forbes Energy Services Ltd.	02/27/2013 - 03/11/2014	$7,380	$2,595	0.08%
Odebrecht Offshore Drilling Finance Ltd. 6.625% due 10/01/2023	04/02/2015	621	276	0.01
Odebrecht Offshore Drilling Finance Ltd. 6.750% due 10/01/2023	04/01/2015 - 04/08/2015	19,201	8,465	0.26
Pinnacol Assurance 8.625% due 06/25/2034	06/23/2014	23,200	24,886	0.77
Sierra Hamilton Holder LLC	07/31/2017	7,639	8,003	0.25
TIG FinCo PLC	04/02/2015	3,931	3,553	0.11
Vici Properties LLC 0.000% due 10/04/2035	09/27/2017	121,478	2,531	0.08

		$183,450	$50,309	1.56%

Borrowings and Other Financing Transactions

(m)	Repurchase Agreements:

Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received (1)
FICC	0.500%	09/29/2017	10/02/2017	$439	U.S. Treasury Notes 1.750% due 05/31/2022	$(451)	$439	$439
NOM	1.100	09/29/2017	10/02/2017	12,500	U.S. Treasury Notes 1.750% due 09/30/2022	(12,636)	12,500	12,501
RDR	1.220	09/29/2017	10/02/2017	105,100	U.S. Treasury Notes 1.500% due 03/31/2023	(106,248)	105,100	105,111

Total Repurchase Agreements						$(119,335)	$118,039	$118,051

Reverse Repurchase Agreements:

Counterparty	Borrowing Rate	Settlement Date	Maturity Date		Amount Borrowed		Payable for Reverse Repurchase Agreements
BCY	2.350%	08/16/2017	11/16/2017			$(6,082)	$(6,101)
	2.350	09/05/2017	12/05/2017			(4,277)	(4,285)
	2.804	07/13/2017	10/13/2017			(76,642)	(77,126)
	2.811	08/09/2017	11/09/2017			(20,673)	(20,760)
	2.817	07/26/2017	10/26/2017			(14,605)	(14,683)
	2.818	09/05/2017	12/05/2017			(16,281)	(16,315)
	2.826	09/21/2017	12/21/2017			(8,178)	(8,185)
BPS	0.400	09/21/2017	10/23/2017		EUR	(3,658)	(4,324)
	0.500	09/20/2017	10/20/2017		GBP	(2,736)	(3,667)
	0.550	09/20/2017	10/20/2017			(1,730)	(2,319)
	0.600	09/11/2017	10/11/2017			(12,671)	(16,984)
	0.600	09/25/2017	10/25/2017			(5,829)	(7,812)
	0.800	07/28/2017	10/30/2017			(4,681)	(6,282)
	0.950	07/28/2017	10/30/2017			(1,954)	(2,623)
	1.950	08/14/2017	11/14/2017			$(22,311)	(22,370)
	2.000	08/25/2017	11/27/2017			(2,687)	(2,693)
	2.060	09/18/2017	12/18/2017			(3,816)	(3,819)
	2.130	08/31/2017	12/01/2017			(2,170)	(2,174)
	2.760	09/11/2017	12/11/2017			(15,335)	(15,360)
	2.766	08/31/2017	12/01/2017			(10,819)	(10,846)
	2.768	08/30/2017	11/30/2017			(9,443)	(9,467)
	2.774	09/18/2017	12/18/2017			(49,835)	(49,889)
	2.776	09/21/2017	12/21/2017			(6,575)	(6,581)
	2.804	07/11/2017	10/11/2017			(19,350)	(19,475)
	2.809	08/10/2017	11/10/2017			(4,200)	(4,217)
	2.817	08/16/2017	11/16/2017			(32,876)	(32,997)
	3.049	07/05/2017	07/05/2018			(16,787)	(16,914)
	3.049	08/04/2017	07/05/2018			(14,716)	(14,790)
BRC	0.000	09/25/2017	10/04/2017		EUR	(3,488)	(4,122)
	0.000	10/04/2017	11/03/2017			(13,037)	(15,409)
	0.050	09/20/2017	10/20/2017			(32,006)	(37,829)
	0.428	09/14/2017	10/16/2017			(12,394)	(14,652)
	0.672	09/21/2017	11/14/2017			(19,625)	(23,200)
	1.000	09/04/2017	10/04/2017			(9,502)	(11,230)
	1.750	09/15/2017	10/16/2017			$(14,095)	(14,107)
	3.008	10/11/2016	10/11/2017			(20,946)	(21,091)
	3.020	11/02/2016	11/02/2017			(26,834)	(26,971)
	3.208	10/11/2016	04/11/2018			(29,128)	(29,343)
	3.293	06/27/2017	TBD	(3)		(43,714)	(44,102)
	3.299	08/16/2017	07/05/2019			(18,131)	(18,209)
	3.343	07/21/2017	07/05/2019			(22,458)	(22,637)
	3.406	10/11/2016	04/11/2018			(7,629)	(7,685)
DBL	0.700	07/18/2017	10/18/2017		EUR	(538)	(637)
DEU	2.210	09/15/2017	10/16/2017			$(13,922)	(13,936)
GLM	0.650	07/11/2017	01/11/2018		EUR	(17,191)	(20,348)
	2.559	08/15/2017	11/15/2017			$(6,920)	(6,944)
	2.617	08/24/2017	11/24/2017			(23,642)	(23,709)
	2.667	08/24/2017	11/24/2017			(7,809)	(7,832)
	2.724	09/15/2017	12/15/2017			(14,088)	(14,106)
	2.817	08/17/2017	11/17/2017			(15,570)	(15,626)
	2.866	08/17/2017	11/17/2017			(11,184)	(11,225)
GSC	2.484	09/15/2017	10/17/2017			(89,877)	(89,982)
JML	0.269	07/26/2017	10/26/2017		EUR	(1,412)	(1,670)
	0.269	08/07/2017	10/26/2017			(472)	(558)
	0.469	07/26/2017	10/26/2017			(3,959)	(4,683)
	0.650	09/11/2017	10/11/2017		GBP	(20,707)	(27,757)
	0.700	09/13/2017	12/13/2017			(42,642)	(57,162)
JPS	2.614	07/25/2017	10/25/2017			$(15,674)	(15,753)
MSB	2.805	12/01/2016	12/01/2017			(8,461)	(8,481)
	2.906	10/21/2016	10/23/2017			(29,543)	(29,717)
	2.914	08/16/2017	08/16/2018			(5,204)	(5,224)
	2.956	04/21/2017	10/23/2017			(26,195)	(26,352)
	2.964	08/16/2017	08/16/2018			(5,487)	(5,508)
	3.018	06/05/2017	06/05/2018			(53,104)	(53,224)
	3.020	09/15/2017	09/17/2018			(32,983)	(33,030)
	3.066	06/06/2017	06/05/2018			(7,223)	(7,239)
	3.109	07/13/2017	07/13/2018			(6,386)	(6,430)
	3.125	04/27/2017	04/27/2018			(20,280)	(20,390)
	3.127	05/01/2017	05/01/2018			(5,509)	(5,537)
	3.164	08/16/2017	08/16/2018			(18,777)	(18,855)
MSC	2.596	10/03/2016	10/03/2017			(2,632)	(2,652)
	2.929	05/08/2017	11/08/2017			(18,382)	(18,464)
NOM	1.980	09/11/2017	10/11/2017			(16,525)	(16,544)
	1.980	09/15/2017	10/16/2017			(979)	(980)
	1.980	09/20/2017	10/20/2017			(18,954)	(18,966)
	2.805	04/13/2017	10/13/2017			(13,683)	(13,769)
	3.061	08/03/2017	02/05/2018			(16,003)	(16,085)
	3.336	08/04/2017	TBD	(2)		(49,922)	(50,195)
RBC	2.060	08/23/2017	11/27/2017			(2,721)	(2,727)
	2.120	04/04/2017	10/04/2017			(2,889)	(2,920)
	2.130	05/01/2017	11/01/2017			(13,881)	(14,007)
	2.150	08/07/2017	02/07/2018			(3,956)	(3,969)
	2.150	08/14/2017	02/14/2018			(11,476)	(11,510)
	2.540	04/24/2017	10/24/2017			(24,979)	(25,263)
	2.580	05/01/2017	11/01/2017			(7,708)	(7,793)
	2.580	05/04/2017	11/03/2017			(11,940)	(12,069)
	2.700	04/24/2017	10/24/2017			(7,600)	(7,692)
	2.700	05/19/2017	11/20/2017			(17,319)	(17,496)
	2.720	06/08/2017	12/07/2017			(23,493)	(23,699)
	2.730	05/01/2017	11/01/2017			(11,074)	(11,203)
	2.730	05/03/2017	11/03/2017			(4,622)	(4,675)
	2.730	05/04/2017	11/03/2017			(15,106)	(15,279)
	2.730	05/09/2017	11/08/2017			(9,644)	(9,751)
	2.740	05/15/2017	11/15/2017			(15,940)	(16,110)
	2.750	09/11/2017	03/12/2018			(3,032)	(3,037)
	2.750	09/12/2017	03/12/2018			(18,841)	(18,870)
	2.760	07/18/2017	01/18/2018			(602)	(605)

	2.760	08/21/2017	02/21/2018		(2,993)	(3,003)
RCE	0.971	06/06/2017	10/06/2017	EUR	(469)	(555)
	1.020	09/01/2017	12/01/2017	GBP	(8,454)	(11,339)
	1.247	07/18/2017	10/18/2017		(1,986)	(2,668)
RDR	2.150	07/07/2017	10/10/2017		$(651)	(654)
RTA	2.081	05/01/2017	11/01/2017		(2,120)	(2,139)
	2.097	07/03/2017	01/03/2018		(10,842)	(10,899)
	2.102	09/11/2017	03/12/2018		(25,990)	(26,022)
	2.107	08/22/2017	02/22/2018		(12,070)	(12,099)
	2.160	10/04/2017	04/04/2018		(2,978)	(2,978)
	2.519	06/02/2017	12/04/2017		(9,075)	(9,152)
	2.547	07/03/2017	01/03/2018		(13,144)	(13,229)
	2.552	08/14/2017	02/14/2018		(28,480)	(28,579)
	2.553	07/25/2017	01/16/2018		(5,063)	(5,088)
	2.571	10/25/2016	10/24/2017		(7,583)	(7,768)
	2.605	11/18/2016	11/16/2017		(12,170)	(12,450)
	2.610	11/17/2016	11/16/2017		(7,889)	(8,071)
	2.719	05/30/2017	11/27/2017		(7,715)	(7,788)
	2.724	09/20/2017	03/20/2018		(50,318)	(50,364)
	2.813	02/06/2017	02/05/2018		(11,110)	(11,317)
	2.815	08/14/2017	02/14/2018		(39,548)	(39,699)
	2.821	01/25/2017	01/25/2018		(19,342)	(19,721)
	2.825	02/01/2017	01/31/2018		(8,147)	(8,302)
	2.836	06/15/2017	06/14/2018		(20,147)	(20,320)
	2.838	06/23/2017	06/14/2018		(3,180)	(3,205)
	2.839	04/24/2017	04/23/2018		(22,420)	(22,705)
	2.845	02/21/2017	02/08/2018		(7,229)	(7,356)
	2.852	07/18/2017	07/17/2018		(1,789)	(1,800)
	2.898	08/18/2017	04/05/2018		(13,360)	(13,408)
	2.918	03/14/2017	03/08/2018		(13,743)	(13,939)
	2.918	08/16/2017	03/08/2018		(15,470)	(15,529)
	2.923	03/16/2017	03/08/2018		(8,773)	(8,915)
SOG	0.621	09/04/2017	12/04/2017	EUR	(4,744)	(5,610)
	0.770	09/07/2017	10/09/2017	GBP	(18,300)	(24,536)
	1.680	09/20/2017	12/20/2017		$(2,880)	(2,882)
	1.850	07/11/2017	10/11/2017		(9,181)	(9,220)
	1.850	08/01/2017	11/01/2017		(4,178)	(4,191)
	1.880	08/08/2017	11/08/2017		(13,406)	(13,444)
	1.880	08/16/2017	11/16/2017		(22,664)	(22,720)
	1.880	08/22/2017	11/22/2017		(20,063)	(20,106)
	1.880	08/30/2017	11/30/2017		(12,592)	(12,614)
	1.880	09/01/2017	11/30/2017		(10,438)	(10,455)
	1.880	09/07/2017	12/07/2017		(5,388)	(5,395)
	1.880	09/11/2017	12/11/2017		(25,777)	(25,805)
	1.880	09/13/2017	11/30/2017		(7,919)	(7,919)
	1.880	09/15/2017	12/14/2017		(3,234)	(3,237)
	1.880	09/27/2017	12/11/2017		(1,052)	(1,052)
	1.880	10/13/2017	10/16/2017		(6,073)	(6,073)
	2.154	09/26/2017	07/12/2018		(1,136)	(1,136)
	2.218	09/05/2017	09/05/2018		(20,514)	(20,548)
	2.800	04/07/2017	10/06/2017		(7,740)	(7,796)
	2.806	04/11/2017	10/12/2017		(10,361)	(10,427)
	2.867	07/26/2017	01/26/2018		(38,753)	(38,963)
	2.871	06/09/2017	12/11/2017		(11,559)	(11,578)
	2.950	09/14/2017	11/09/2017		(12,704)	(12,723)
	2.966	06/06/2017	12/06/2017		(30,744)	(30,808)
	2.967	06/09/2017	12/11/2017		(35,117)	(35,176)
	2.969	06/14/2017	12/14/2017		(19,627)	(19,655)
UBS	0.750	09/20/2017	10/20/2017		(3,310)	(4,437)
	0.750	09/25/2017	10/25/2017		(10,619)	(14,231)
	1.050	07/25/2017	10/25/2017		(1,850)	(2,484)
	1.180	08/17/2017	11/17/2017		(41,388)	(55,541)
	1.428	04/27/2017	10/27/2017		(29,372)	(39,595)
	1.800	08/31/2017	03/01/2018		(10,150)	(10,166)
	1.850	08/31/2017	03/01/2018		(6,165)	(6,175)
	1.920	09/12/2017	12/12/2017		(11,078)	(11,090)
	2.020	07/26/2017	10/26/2017		(42,818)	(42,981)
	2.050	08/03/2017	02/05/2018		(8,881)	(8,911)
	2.050	09/11/2017	03/12/2018		(1,094)	(1,095)
	2.050	09/27/2017	02/05/2018		(4,072)	(4,073)
	2.060	07/25/2017	10/25/2017		(2,945)	(2,957)
	2.160	08/15/2017	11/15/2017		(9,236)	(9,263)
	2.707	07/21/2017	10/23/2017		(5,298)	(5,327)
	2.712	08/09/2017	11/09/2017		(7,396)	(7,426)
	2.754	07/07/2017	10/10/2017		(17,792)	(17,910)
	2.853	04/24/2017	04/24/2018		(46,929)	(47,189)

Total Reverse Repurchase Agreements						$(2,627,871)

(n)	Securities with an aggregate market value of $3,477,791 and cash of $3,372 have been pledged as collateral under the terms of master agreements as of September 30, 2017.

(1)	Includes accrued interest.
(2)	Open maturity reverse repurchase agreement.

(o)	Financial Derivative Instruments: Exchange-Traded or Centrally Cleared

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

										Variation Margin
Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)		Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
Banco Espirito Santo S.A.	5.000%	Quarterly	12/20/2020	15.916%	EUR	2,500	$(519)	$(98)	$(617)	$1	$0
Frontier Communications Corp.	5.000	Quarterly	06/20/2020	10.379		$31,430	(1,130)	(2,568)	(3,698)	0	(31)
Frontier Communications Corp.	5.000	Quarterly	06/20/2022	12.233		2,800	(378)	(244)	(622)	4	0
Navient Corp.	5.000	Quarterly	09/20/2020	1.388		200	8	13	21	0	0
Navient Corp.	5.000	Quarterly	12/20/2021	2.218		400	2	42	44	2	0
Navient Corp.	5.000	Quarterly	06/20/2022	2.685		2,200	146	77	223	7	0
Sprint Communications, Inc.	5.000	Quarterly	12/20/2021	1.540		13,300	249	1,606	1,855	19	0

							$(1,622)	$(1,172)	$(2,794)	$33	$(31)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Variation Margin
Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value (4)	Asset	Liability
CDX.HY-28 5-Year Index	5.000%	Quarterly	06/20/2022	$500	$33	$6	$39	$1	$0

Interest Rate Swaps

										Variation Margin
Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount		Premiums Paid/ (Received)	Unrealized Appreciation/ (Depreciation)	Market Value	Asset	Liability
Pay	3-Month CAD-Bank Bill	3.300%	Semi-Annual	06/19/2024	CAD	102,200	$4,747	$1,504	$6,251	$212	$0
Receive	3-Month CAD-Bank Bill	3.500	Semi-Annual	06/20/2044		46,900	(1,671)	(4,917)	(6,588)	0	(142)
Receive (5)	3-Month USD-LIBOR	2.250	Semi-Annual	12/20/2022		$402,300	(5,766)	2,338	(3,428)	719	0
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2023		509,000	9,591	(18,002)	(8,411)	0	(928)
Receive	3-Month USD-LIBOR	1.750	Semi-Annual	12/21/2026		801,000	19,386	(51,753)	(32,367)	0	(1,515)
Receive	3-Month USD-LIBOR	1.500	Semi-Annual	06/21/2027		245,900	(17,834)	1,236	(16,598)	0	(459)
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2037		183,500	(6,236)	300	(5,936)	9	0
Receive (5)	3-Month USD-LIBOR	2.750	Semi-Annual	12/20/2047		388,300	(17,554)	88	(17,466)	0	(838)
Pay	6-Month AUD-BBR-BBSW	3.631	Semi-Annual	03/06/2019	AUD	150,000	0	2,701	2,701	0	0
Pay	6-Month AUD-BBR-BBSW	3.635	Semi-Annual	03/06/2019		175,000	0	3,159	3,159	0	0
Pay	6-Month AUD-BBR-BBSW	3.500	Semi-Annual	06/17/2025		41,800	1,036	643	1,679	0	(79)
Pay (5)	6-Month EUR-EURIBOR	1.000	Annual	03/21/2028	EUR	52,400	(323)	429	106	12	0
Receive (5)	6-Month GBP-LIBOR	1.500	Semi-Annual	03/21/2028	GBP	125,675	(4,351)	3,894	(457)	0	(425)

							$(18,975)	$(58,380)	$(77,355)	$952	$(4,386)

Total Swap Agreements							$(20,564)	$(59,546)	$(80,110)	$986	$(4,417)

(p)	Securities with an aggregate market value of $11,338 and cash of $112,006 have been pledged as collateral for exchange-traded and centrally cleared financial derivative instruments as of September 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(5)	This instrument has a forward starting effective date.

(q)	Financial Derivative Instruments: Over the Counter

Forward Foreign Currency Contracts:

						Unrealized Appreciation/(Depreciation)
Counterparty	Settlement Month		Currency to be Delivered		Currency to be Received	Asset	Liability
BOA	10/2017	$	150,151	EUR	127,750	$837	$0
	11/2017	EUR	127,750	$	150,393	0	(836)
CBK	10/2017	$	1,089	EUR	902	0	(23)
	10/2017		1,913	GBP	1,448	27	0
FBF	11/2017		1,098		819	1	0
GLM	10/2017	CAD	2,407	$	1,928	0	(1)
	10/2017	EUR	4,841		5,723	1	0
	10/2017	GBP	333,747		432,147	43	(15,116)
	10/2017	$	34,140	EUR	28,394	0	(581)
	10/2017		57,954	GBP	43,679	681	(100)
JPM	10/2017	AUD	1,568	$	1,242	12	0
	10/2017	EUR	4,867		5,793	41	0
	10/2017	GBP	2,191		2,956	20	0
	10/2017	$	7,017	EUR	5,887	0	(58)
	11/2017		1,242		1,050	1	0
MSB	10/2017	EUR	153,225	$	184,667	3,570	0
UAG	10/2017	$	399,336	GBP	298,588	771	0
	11/2017	GBP	298,588	$	399,730	0	(768)

Total Forward Foreign Currency Contracts						$6,005	$(17,483)

Swap Agreements:

Credit Default Swaps on Corporate Issues - Sell Protection (1)

									Swap Agreements, at Value
Counterparty	Reference Entity	Fixed Receive Rate	Payment Frequency	Maturity Date	Implied Credit Spread at September 30, 2017 (2)	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GST	Petrobras Global Finance BV	1.000%	Quarterly	09/20/2020	1.276%	$1,120	$(163)	$154	$0	$(9)
	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.291	1,900	108	116	224	0
JPM	Springleaf Finance Corp.	5.000	Quarterly	06/20/2022	2.291	11,500	965	390	1,355	0

							$910	$660	$1,579	$(9)

Credit Default Swaps on Credit Indices - Sell Protection (1)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
BRC	ABX.HE.AAA.6-2 Index	0.110%	Monthly	05/25/2046	$10,017	$(2,228)	$1,444	$0	$(784)
DUB	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	9,700	(605)	(860)	0	(1,465)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	13,200	(1,520)	(797)	0	(2,317)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	8,300	(1,040)	(12)	0	(1,052)
FBF	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	400	(45)	(3)	0	(48)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	900	(108)	(28)	0	(136)

								Swap Agreements, at Value (4)
Counterparty	Index/Tranches	Fixed Receive Rate	Payment Frequency	Maturity Date	Notional Amount (3)	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	1,600	(146)	(30)	0	(176)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	3,800	(594)	(73)	0	(667)
GST	CMBX.NA.A.6 Index	2.000	Monthly	05/11/2063	13,000	(662)	(99)	0	(761)
	CMBX.NA.BB.6 Index	5.000	Monthly	05/11/2063	8,500	(1,150)	(906)	0	(2,056)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	18,900	(1,042)	(1,813)	0	(2,855)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	3,300	(169)	(194)	0	(363)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	19,300	(2,403)	(42)	0	(2,445)
JPS	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	400	(49)	(2)	0	(51)
MYC	CMBX.NA.BBB-.10 Index	3.000	Monthly	11/17/2059	21,800	(2,324)	(267)	0	(2,591)
	CMBX.NA.BBB-.6 Index	3.000	Monthly	05/11/2063	8,300	(447)	(807)	0	(1,254)
	CMBX.NA.BBB-.7 Index	3.000	Monthly	01/17/2047	6,500	(286)	(430)	0	(716)
	CMBX.NA.BBB-.8 Index	3.000	Monthly	10/17/2057	3,300	(382)	(197)	0	(579)
	CMBX.NA.BBB-.9 Index	3.000	Monthly	09/17/2058	9,300	(1,149)	(30)	0	(1,179)

						$(16,349)	$(5,146)	$0	$(21,495)

Interest Rate Swaps

									Swap Agreements, at Value
Counterparty	Pay/Receive Floating Rate	Floating Rate Index	Fixed Rate	Payment Frequency	Maturity Date	Notional Amount	Premiums Paid/(Received)	Unrealized Appreciation/ (Depreciation)	Asset	Liability
GLM	Pay	3-Month USD-LIBOR	2.200%	Semi-Annual	01/18/2023	$1,800,000	$1,052	$(1,853)	$0	$(801)

Total Swap Agreements							$(14,387)	$(6,339)	$1,579	$(22,305)

(r)	Securities with an aggregate market value of $38,461 have been pledged as collateral for financial derivative instruments as governed by International Swaps and Derivatives Association, Inc. master agreements as of September 30, 2017.

(1)	If the Fund is a seller of protection and a credit event occurs, as defined under the terms of that particular swap agreement, the Fund will either (i) pay to the buyer of protection an amount equal to the notional amount of the swap and take delivery of the referenced obligation or underlying securities comprising the referenced index or (ii) pay a net settlement amount in the form of cash, securities or other deliverable obligations equal to the notional amount of the swap less the recovery value of the referenced obligation or underlying securities comprising the referenced index.
(2)	Implied credit spreads, represented in absolute terms, utilized in determining the market value of credit default swap agreements on corporate issues as of period end serve as indicators of the current status of the payment/performance risk and represent the likelihood or risk of default for the credit derivative. The implied credit spread of a particular referenced entity reflects the cost of buying/selling protection and may include upfront payments required to be made to enter into the agreement. Wider credit spreads represent a deterioration of the referenced entity’s credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.
(3)	The maximum potential amount the Fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of that particular swap agreement.
(4)	The prices and resulting values for credit default swap agreements on credit indices serve as indicators of the current status of the payment/performance risk and represent the likelihood of an expected liability (or profit) for the credit derivative should the notional amount of the swap agreement be closed/sold as of the period end. Increasing market values, in absolute terms when compared to the notional amount of the swap, represent a deterioration of the referenced indices’ credit soundness and a greater likelihood or risk of default or other credit event occurring as defined under the terms of the agreement.

Fair Value Measurements

The following is a summary of the fair valuations according to the inputs used as of September 30, 2017 in valuing the Fund’s assets and liabilities:

Category and Subcategory	Level 1	Level 2	Level 3	Fair Value at 09/30/2017
Investments in Securities, at Value
Loan Participations and Assignments	$0	$115,460	$3,716	$119,176
Corporate Bonds & Notes
Banking & Finance	0	310,673	58,671	369,344
Industrials	340	586,529	4,257	591,126
Utilities	0	107,908	0	107,908
Municipal Bonds & Notes
Illinois	0	2,689	0	2,689
Iowa	0	1,201	0	1,201
New Jersey	0	0	6,348	6,348
Virginia	0	87	0	87
West Virginia	0	26,176	0	26,176
U.S. Government Agencies	0	98,591	0	98,591
Non-Agency Mortgage-Backed Securities	0	1,652,823	22,107	1,674,930
Asset-Backed Securities	0	2,305,384	86,103	2,391,487
Sovereign Issues	0	98,037	0	98,037
Common Stocks
Energy	15,573	0	0	15,573
Financials	0	0	3,553	3,553
Industrials	0	0	8,003	8,003
Warrants
Industrials	0	0	965	965
Utilities	53	0	0	53
Preferred Securities
Banking & Finance	0	0	2,531	2,531
Industrials	0	0	44,605	44,605
Short-Term Instruments
Repurchase Agreements	0	118,039	0	118,039
Short-Term Notes	0	11,600	0	11,600
U.S. Treasury Bills	0	56,371	0	56,371

Total Investments	$15,966	$5,491,568	$240,859	$5,748,393

Financial Derivative Instruments - Assets
Exchange-traded or centrally cleared	0	986	0	986
Over the counter	0	7,584	0	7,584
	$0	$8,570	$0	$8,570

Financial Derivative Instruments - Liabilities
Exchange-traded or centrally cleared	0	(4,417)	0	(4,417)
Over the counter	0	(39,788)	0	(39,788)

	$0	$(44,205)	$0	$(44,205)

Total Financial Derivative Instruments	$0	$(35,635)	$0	$(35,635)

Totals	$15,966	$5,455,933	$240,859	$5,712,758

There were no significant transfers among Levels 1 and 2 during the period ended September 30, 2017.

The following is a reconciliation of the fair valuations using significant unobservable inputs (Level 3) for the Fund during the period ended September 30, 2017:

Category and Subcategory	Beginning Balance at 06/30/2017	Net Purchases	Net Sales	Accrued Discounts/ (Premiums)	Realized Gain/ (Loss)	Net Change in Unrealized Appreciation/ (Depreciation) (1)	Transfers into Level 3	Transfers out of Level 3	Ending Balance at 09/30/2017	Net Change in Unrealized Appreciation/ (Depreciation) on Investments Held at 09/30/2017 (1)
Investments in Securities, at Value
Loan Participations and Assignments	$14,076	$1,490	$(562)	$26	$(33)	$(901)	$0	$(10,380)	$3,716	$(223)
Corporate Bonds & Notes
Banking & Finance	57,549	1,594	(241)	4	(7)	(228)	0	0	58,671	(230)
Industrials	58,063	0	(23,533)	3	240	3,457	0	(33,973)	4,257	171
Utilities	6,600	82	(9,485)	0	(20,598)	23,401	0	0	0	0
Municipal Bonds & Notes
New Jersey	6,407	0	(45)	(1)	0	(13)	0	0	6,348	(14)
Non-Agency Mortgage-Backed Securities	22,695	0	(841)	21	159	73	0	0	22,107	93
Asset-Backed Securities	121,893	5,162	0	558	0	(1,278)	0	(40,232)	86,103	(1,116)
Common Stocks
Financials	3,367	0	0	0	0	186	0	0	3,553	186
Industrials	0	7,639	0	0	0	364	0	0	8,003	364
Warrants
Industrials	1,187	0	0	0	0	(222)	0	0	965	(222)
Preferred Securities
Banking & Finance	0	1,984	0	0	0	547	0	0	2,531	546
Industrials	45,800	0	0	0	0	(1,195)	0	0	44,605	(1,195)

Totals	$337,637	$17,951	$(34,707)	$611	$(20,239)	$24,191	$0	$(84,585)	$240,859	$(1,640)

The following is a summary of significant unobservable inputs used in the fair valuations of assets and liabilities categorized within Level 3 of the fair value hierarchy:

Category and Subcategory	Ending Balance at 09/30/2017	Valuation Technique	Unobservable Inputs	Input Value(s) (% Unless Noted Otherwise)
Investments in Securities, at Value
Loan Participations and Assignments	$2,236	Other Valuation Techniques(2)	—	—
	1,480	Third Party Vendor	Broker Quote	98.250 - 100.375
Corporate Bonds & Notes
Banking & Finance	12,416	Proxy Pricing	Base Price	85.125 - 102.000
	21,369	Reference Instrument	Spread movement	275.000 bps
	24,886	Reference Instrument	OAS Spread	550.040 bps
Industrials	4,257	Proxy Pricing	Base Price	104.390
Municipal Bonds & Notes
New Jersey	6,348	Proxy Pricing	Base Price	97.818
Non-Agency Mortgage-Backed Securities	5,442	Proxy Pricing	Base Price	85.125
	16,665	Third Party Vendor	Broker Quote	83.844
Asset-Backed Securities	86,103	Proxy Pricing	Base Price	52.800 - 100,000.000
Common Stocks
Financials	3,553	Other Valuation Techniques (2)	—	—
Industrials	8,003	Other Valuation Techniques (2)	—	—
Warrants
Industrials	965	Other Valuation Techniques (2)	—	—
Preferred Securities
Banking & Finance	2,531	Proxy Pricing	Base Price	$20.833
Industrials	44,605	Indicative Market Quotation	Broker Quote	$950.000

Total	$240,859

(1)	Any difference between Net Change in Unrealized Appreciation/(Depreciation) and Net Change in Unrealized Appreciation/(Depreciation) on Investments Held at September 30, 2017 may be due to an investment no longer held or categorized as Level 3 at period end.
(2)	Includes valuation techniques not defined in the Supplementary Notes to Schedule of Investments as securities valued using such techniques are not considered significant to the Fund.

See Accompanying Notes

Notes to Financial Statements

1. BASIS FOR CONSOLIDATION

PCILS I LLC, (the “Subsidiary”), a Delaware limited liability company was formed as a wholly owned subsidiary acting as an investment vehicle for the PIMCO Dynamic Credit and Mortgage Income Fund (the “Fund”) in order to effect certain investments for the Fund consistent with the Fund’s investment objectives and policies in effect from time to time. PIMCO Dynamic Credit and Mortgage Income Fund’s investment portfolio has been consolidated and includes the portfolio holdings of the PIMCO Dynamic Credit and Mortgage Income Fund and the Subsidiary. Accordingly, the consolidated financial statements include the accounts of the Fund and the Subsidiary. All inter-company transactions and balances have been eliminated. This structure was established so that certain loans could be held by a separate legal entity from the Fund. See the table below for details regarding the structure, incorporation and relationship as of the period end of the Subsidiary (amounts in thousands †).

Date of Formation	Fund Net Assets	Subsidiary Net Assets	% of Fund Net Assets
03/07/2013	$3,230,050	$0	0.0%

†	A zero balance may reflect actual amounts rounding to less than one thousand.

2. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund’s shares is determined by dividing the total value of portfolio investments and other assets attributable to that Fund less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. The Fund reserves the right to change the time as of which its NAV is calculated if the Fund closes earlier, or as permitted by the U.S. Securities and Exchange Commission (the “SEC”).

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund’s approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund’s investments in open-end management investment companies, other than exchange-traded funds (“ETFs”), are valued at the NAVs of such investments. Open-end management investment companies may include affiliated funds.

If a foreign (non-U.S.) equity security’s value has materially changed after the close of the security’s primary exchange or principal market but before the NYSE Close, the security may be valued at fair value based on procedures established and approved by the Board of Trustees (the “Board”). Foreign (non-U.S.) equity securities that do not trade when the NYSE is open are also valued at fair value. With respect to foreign (non-U.S.) equity securities, the Fund may determine the fair value of investments based on information provided by Pricing Services and other third-party vendors, which may recommend fair value or adjustments with reference to other securities, indices or assets. In considering whether fair valuation is required and in determining fair values, the Fund may, among other things, consider significant events (which may be considered to include changes in the value of U.S. securities or securities indices) that occur after the close of the relevant market and before the NYSE Close. The Fund may utilize modeling tools provided by third-party vendors to determine fair values of non-U.S. securities. Foreign exchanges may permit trading in foreign (non-U.S.) equity securities on days when the Trust is not open for business, which may result in the Fund’s portfolio investments being affected when shareholders are unable to buy or sell shares.

Senior secured floating rate loans for which an active secondary market exists to a reliable degree will be valued at the mean of the last available bid/ask prices in the market for such loans, as provided by a Pricing Service. Senior secured floating rate loans for which an active secondary market does not exist to a reliable degree will be valued at fair value, which is intended to approximate market value. In valuing a senior secured floating rate loan at fair value, the factors considered may include, but are not limited to, the following: (a) the creditworthiness of the borrower and any intermediate participants, (b) the terms of the loan, (c) recent prices in the market for similar loans, if any, and (d) recent prices in the market for instruments of similar quality, rate, period until next interest rate reset and maturity.

Investments valued in currencies other than the U.S. dollar are converted to the U.S. dollar using exchange rates obtained from Pricing Services. As a result, the value of such investments and, in turn, the NAV of the Fund’s shares may be affected by changes in the value of currencies in relation to the U.S. dollar. The value of investments traded in markets outside the United States or denominated in currencies other than the U.S. dollar may be affected significantly on a day that the Fund is not open for business. As a result, to the extent that the Fund holds foreign (non-U.S.) investments, the value of those investments may change at times when shareholders are unable to buy or sell shares and the value of such investments will be reflected in the Fund’s next calculated NAV.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Board or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Valuation Oversight Committee of the Board (“Valuation Oversight Committee”), generally based on recommendations provided by the Manager. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund’s securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated to the Manager the responsibility for monitoring significant events that may materially affect the values of the Fund’s securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

•	Level 1—Quoted prices in active markets or exchanges for identical assets and liabilities.

•	Level 2—Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

•	Level 3—Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

Assets or liabilities categorized as Level 2 or 3 as of period end have been transferred between Levels 2 and 3 since the prior period due to changes in the method utilized in valuing the investments. Transfers from Level 3 to Level 2 are a result of the availability of current and reliable market-based data provided by Pricing Services or other valuation techniques which utilize significant observable inputs. In accordance with the requirements of U.S. GAAP, the amounts of transfers between Levels 1 and 2 and transfers into and out of Level 3, if material, are disclosed in the Notes to Consolidated Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund’s assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services’ internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Mortgage-related and asset-backed securities are usually issued as separate tranches, or classes, of securities within each deal. These securities are also normally valued by Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The pricing models for these securities usually consider tranche-level attributes, current market data, estimated cash flows and market-based yield spreads for each tranche, and incorporate deal collateral performance, as available. Mortgage-related and asset-backed securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Common stocks, ETFs, exchange-traded notes and financial derivative instruments, such as futures contracts, rights and warrants, or options on futures that are traded on a national securities exchange, are stated at the last reported sale or settlement price on the day of valuation. To the extent these securities are actively traded and valuation adjustments are not applied, they are categorized as Level 1 of the fair value hierarchy.

Valuation adjustments may be applied to certain securities that are solely traded on a foreign exchange to account for the market movement between the close of the foreign market and the NYSE Close. These securities are valued using Pricing Services that consider the correlation of the trading patterns of the foreign security to the intraday trading in the U.S. markets for investments. Securities using these valuation adjustments are categorized as Level 2 of the fair value hierarchy. Preferred securities and other equities traded on inactive markets or valued by reference to similar instruments are also categorized as Level 2 of the fair value hierarchy.

Equity exchange-traded options and over the counter financial derivative instruments, such as forward foreign currency contracts and options contracts derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. These contracts are normally valued on the basis of quotes obtained from a quotation reporting system, established market makers or Pricing Services (normally determined as of the NYSE Close). Depending on the product and the terms of the transaction, financial derivative instruments can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models use inputs that are observed from actively quoted markets such as quoted prices, issuer details, indices, bid/ask spreads, interest rates, implied volatilities, yield curves, dividends and exchange rates. Financial derivative instruments that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Centrally cleared swaps and over the counter swaps derive their value from underlying asset prices, indices, reference rates, and other inputs or a combination of these factors. They are valued using a broker-dealer bid quotation or on market-based prices provided by Pricing Services (normally determined as of the NYSE close). Centrally cleared swaps and over the counter swaps can be valued by Pricing Services using a series of techniques, including simulation pricing models. The pricing models may use inputs that are observed from actively quoted markets such as the overnight index swap rate (“OIS”), London Interbank Offered Rate (“LIBOR”) forward rate, interest rates, yield curves and credit spreads. These securities are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy. The valuation techniques and significant inputs used in determining the fair values of portfolio assets and liabilities categorized as Level 3 of the fair value hierarchy are as follows:

Proxy pricing procedures set the base price of a fixed income security and subsequently adjust the price proportionally to market value changes of a pre-determined security deemed to be comparable in duration, generally a U.S. Treasury or sovereign note based on country of issuance. The base price may be a broker-dealer quote, transaction price, or an internal value as derived by analysis of market data. The base price of the security may be reset on a periodic basis based on the availability of market data and procedures approved by the Valuation Oversight Committee. Significant changes in the unobservable inputs of the proxy pricing process (the base price) would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

If third-party evaluated vendor pricing is not available or not deemed to be indicative of fair value, the Manager may elect to obtain Broker Quotes directly from the broker-dealer or passed through from a third-party vendor. In the event that fair value is based upon a single sourced Broker Quote, these securities are categorized as Level 3 of the fair value hierarchy. Broker Quotes are typically received from established market participants. Although independently received, the Manager does not have the transparency to view the underlying inputs which support the market quotation. Significant changes in the Broker Quote would have direct and proportional changes in the fair value of the security.

Reference instrument valuation estimates fair value by utilizing the correlation of the security to one or more broad-based securities, market indices, and/or other financial instruments, whose pricing information is readily available. Unobservable inputs may include those used in algorithm formulas based on percentage change in the reference instruments and/or weights of each reference instrument. Significant changes in the unobservable inputs would result in direct and proportional changes in the fair value of the security. These securities are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

3. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund’s tax positions for all open tax years. As of September 30, 2017, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund’s tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

As of September 30, 2017, the aggregate cost and the net unrealized appreciation (depreciation) of investments for Federal income tax purposes are as follows (amounts in thousands)

Federal Tax Cost	Aggregate Gross Unrealized Appreciation	Aggregate Gross Unrealized (Depreciation)	Net Unrealized Appreciation/ (Depreciation) (1)
$ 5,462,009	$472,775	$(298,705)	$174,070

(1)	Primary differences, if any, between book and tax net unrealized appreciation (depreciation) are attributable to wash sale loss deferrals for Federal income tax purposes.

GLOSSARY: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
BCY	Barclays Capital, Inc.	FICC	Fixed Income Clearing Corporation	MYC	Morgan Stanley Capital Services, Inc.
BOA	Bank of America N.A.	GLM	Goldman Sachs Bank USA	NOM	Nomura Securities International Inc.
BPS	BNP Paribas S.A.	GSC	Goldman Sachs & Co.	RBC	Royal Bank of Canada
BRC	Barclays Bank PLC	GST	Goldman Sachs International	RCE	Royal Bank of Canada Europe Limited
CBK	Citibank N.A.	JML	JP Morgan Securities Plc	RDR	RBC Capital Markets
DBL	Deutsche Bank AG London	JPM	JPMorgan Chase Bank N.A.	RTA	Bank of New York Mellon Corp.
DEU	Deutsche Bank Securities, Inc.	JPS	JPMorgan Securities, Inc.	SOG	Societe Generale
DUB	Deutsche Bank AG	MSB	Morgan Stanley Bank, N.A	UAG	UBS AG Stamford
FBF	Credit Suisse International	MSC	Morgan Stanley & Co., Inc.	UBS	UBS Securities LLC

Currency Abbreviations:
ARS	Argentine Peso	CAD	Canadian Dollar	GBP	British Pound
AUD	Australian Dollar	EUR	Euro	USD (or $)	United States Dollar

Index/Spread Abbreviations:
12MTA	12 Month Treasury Average	CMBX	Commercial Mortgage-Backed Index	LIBOR03M	3 Month USD-LIBOR
7-DayAuc	7 Day Auction Rate	COF 11	Cost of Funds - 11th District of San Francisco	T1Y	1 Year Treasury
ABX.HE	Asset-Backed Securities Index - Home Equity	EUR003M	3 Month EUR Swap Rate	US0001M	1 Month USD Swap Rate
BADLARPP	Argentina Badlar Floating Rate Notes	EUR006M	6 Month EUR Swap Rate	US0003M	3 Month USD Swap Rate
BP0003M	3 Month GBP-LIBOR	EURIBOR	Euro Interbank Offered Rate	US0006M	6 Month USD Swap Rate
BPSW5	5 Year GBP Swap Rate	EUSA5	5 Year EUR Annual Swap Rate	USSW5	5 Year USSW Rate
CDX.HY	Credit Derivatives Index - High Yield	LIBOR01M	1 Month USD-LIBOR

Other Abbreviations:
ABS	Asset-Backed Security	CDO	Collateralized Debt Obligation	SP - ADR	Sponsored American Depositary Receipt
ALT	Alternate Loan Trust	CLO	Collateralized Loan Obligation	TBA	To-Be-Announced
BABs	Build America Bonds	DAC	Designated Activity Company	TBD	To-Be-Determined
BBR	Bank Bill Rate	LIBOR	London Interbank Offered Rate	TBD%	Interest rate to be determined when loan settles
BBSW	Bank Bill Swap Reference Rate	PIK	Payment-in-Kind	USSW	USD Swap Spread (Semiannual Fixed Rate vs. 3-Month LIBOR)
CBO	Collateralized Bond Obligation	REMIC	Real Estate Mortgage Investment Conduit

Item 2. Controls and Procedures

(a) The principal executive officer and principal financial & accounting officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “1940 Act”) (17 CFR 270.30a-3(c))), are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d))) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits

A separate certification for each principal executive officer and principal financial & accounting officer of the registrant as required by Rule 30a-2 under the 1940 Act is attached as Exhibit 99.CERT.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

PIMCO Dynamic Credit and Mortgage Income Fund

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2017

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2017

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Peter G. Strelow
Peter G. Strelow
President (Principal Executive Officer)

Date: November 27, 2017

By:	/s/ William G. Galipeau
William G. Galipeau
Treasurer (Principal Financial & Accounting Officer)

Date: November 27, 2017